UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: May 31

Date of reporting period: May 31, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Annual Report

May 31, 2022

Classes A, I, R and R6

■	Voya Target In-Retirement Fund	■	Voya Target Retirement 2045 Fund
■	Voya Target Retirement 2025 Fund	■	Voya Target Retirement 2050 Fund
■	Voya Target Retirement 2030 Fund	■	Voya Target Retirement 2055 Fund
■	Voya Target Retirement 2035 Fund	■	Voya Target Retirement 2060 Fund
■	Voya Target Retirement 2040 Fund	■	Voya Target Retirement 2065 Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this annual report, are no longer sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

BENCHMARK DESCRIPTIONS

Index	Description
S&P Target Date Retirement Income Index	Seeks to represent asset allocations which target an immediate retirement horizon.
S&P Target Date 2025 Index, S&P Target Date 2030 Index, S&P Target Date 2035 Index, S&P Target Date 2040 Index, S&P Target Date 2045 Index, S&P Target Date 2050 Index, S&P Target Date 2055 Index, S&P Target Date 2060 Index, and S&P Target Date 2065+ Index

Each index seeks to represent the market consensus for asset allocations which target an approximate 2025, 2030, 2035, 2040, 2045, 2050, 2055, 2060, 2065 and beyond the 2065 retirement horizon, respectively.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT FUNDS

The Voya Target Retirement Funds* consist of Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, Voya Target Retirement 2065 Fund and Voya Target In-Retirement Fund (each a “Fund” or collectively, the “Funds”). Each Fund seeks to achieve its investment objective by investing in a combination of other funds (“Underlying Funds”). The Funds are managed by Paul Zemsky, CFA, and Barbara Reinhard, CFA, Portfolio Managers*, of Voya Investment Management Co. LLC — the Sub-Adviser.

The Funds seek to achieve their respective investment objective by investing in a combination of Underlying Funds according to target allocations determined by the Sub-Adviser. With the exception of Voya Target In-Retirement Fund, the Funds are structured and managed around specific target retirement or financial goal dates (“target dates”). The target date for a Fund is the approximate year that an investor in a Fund would plan to make initial withdrawals from a Fund for retirement or other financial goals. The Funds’ target allocations will change over time, gliding down a path to gradually become more conservative as the Fund approaches its target date. As a Fund nears its target date, the target allocation is anticipated to be the same as that of Voya Target In-Retirement Fund, whose target allocation among the Underlying Funds is approximately 35% equity securities and 65% debt instruments.

Portfolio Specifics: For the year ended May 31, 2022, each of the Funds underperformed its respective primary prospectus benchmark (see below).

For the year ended May 31, 2022, Underlying Fund performance was a headwind overall. Underlying Funds with the worst performance relative to their benchmarks include Voya Multi-Manager International Equity Fund, Voya Multi-Manager Emerging Markets Equity Fund and Voya Global Bond Fund. Underlying managers with top performance relative to their benchmarks were Voya Multi-Manager International Factors Fund and Voya High Yield Bond Fund.

Asset Allocation: The Funds started the reporting period largely overweight to developed international equity and underweight in domestic large and small cap equities.

In July, the Funds unwound their overweight equity exposure to the Eurozone as optimism for its outperformance relative to domestic equities waned, given continued U.S. dollar strength and increased fears over the impact of the Delta COVID-19 variant. Emerging market (“EM”) equity exposures were also reduced, as increasing regulatory risk and tightening credit conditions in China, as well as low vaccination rates in the EM have amplified concerns for the asset class. Proceeds from the trades were incorporated into U.S. large cap equities.

In October, the Funds conducted their semi-annual strategic asset allocation review, resulting in a shift of assets into domestic large cap equities and away from U.S. mid and small cap, developed international and emerging market equities and core U.S. fixed income, in varying degrees depending on the portfolio. In addition, our tactical allocation to securitized credit was incorporated as a strategic position.

In December, the Funds further increased their U.S. large cap overweight while lowering exposure to U.S. small cap. With rising wages, we believe that small cap companies will have a harder time passing on rising costs to consumers relative to their larger counterparts. In addition, we expect higher volatility caused by the U.S. Federal Reserve Board (the “Fed”) tapering, justifying a lower allocation to the higher-beta asset class.

In February, the Funds reduced their U.S. large cap overweight and added to EM and developed international equities. The non-U.S. equity markets offer less technology exposure and less long duration equity exposure, which has shown to be more sensitive to rising U.S. real yields. In addition, the suite took advantage of the relatively stable credit markets and sold down the majority of its high yield exposure in favor of intermediate core fixed income.

In March, the Funds reduced their international equity exposure in favor of short-term Eurodollar futures, believing that international equities remain vulnerable to the economic fallout from the first major war in the Europe post-WWII. We believe recession risk in the Eurozone is rising quickly as war wages, gasoline prices continue to rise, and an inflation problem is forcing the European Central Bank’s hand to tighten financial conditions. In addition, slowing Chinese growth is a headwind for EM. Any stimulus to occur will likely not be enough to revive a slowing economy and to meeting Beijing’s growth target, in our view. We believe strong forward guidance by the Fed to increase policy rates and a faster balance sheet roll-off than other central banks are dollar positives. Finally, in mid-March, the Funds moved to a tactical underweight in Treasury inflation-protected securities (“TIPS”) in favor of short-duration bonds, to reduce portfolio exposure to rising real interest rates. Since the onset of the COVID-19 pandemic, we believe the Fed has purchased a disproportionate amount of TIPS issuance which has contributed to deeply negative yields. As the Fed begins to run down their balance sheet, we see upwards pressure on TIPS yields.

As part of its annual review in early April, the Funds enacted their glide down, leading to lower equity in the 2050-2025 vintages. Finally, in May, the Funds initiated a new position in Japanese equities funded by selling down U.S. large cap stocks.

Overall, short term asset allocation moves had a negative impact on gross performance during this twelve-month period.

Current Strategy and Outlook: At present, market dynamics offer little clarity on whether we are experiencing bear market rallies or are in the early stages of finding a bottom, in our opinion. We believe that bearish signals include recent earnings multiple contraction: according to Refinitiv, as of May 13, 2022, the S&P 500® Index price-to-earnings ratio had declined to 16.7%; year-

VOYA TARGET RETIREMENT FUNDS	PORTFOLIO MANAGERS’ REPORT

over-year earnings growth was 11.1%, ex-energy only 4.9%. Earnings estimates for 2022 and 2023 stood at 9.2% and 9.8%, respectively, making a two-year total of 19.0%, which in our view, seems too high. Taken together, we believe these points raise the risk of an earnings downgrade.

Financial conditions have been tightening as a result of the market downturns and slowing economic growth. At some point, we believe that the Fed will have to make a determination that it has tightened financial conditions sufficiently to restore price stability. Recall, monetary policy affects financial conditions and financial conditions affect the economy. Tighten conditions too much and we go into a recession. But tightening too little could lead to more inflation and a further decline in real incomes.

Have financial conditions tightened enough to permit policy moderation? According to the Goldman Sachs Financial Conditions Index, over the last two years they have made a round trip. Tight conditions at the onset of the COVID-19 pandemic gave way to substantial easing of conditions after the Fed cut interest rates to zero and initiated large-scale asset purchases. The tightness observed year-to-date has adjusted financial conditions such that an almost $5 trillion expansion of the Fed’s balance sheet, as well as historical direct fiscal transfers, are a wash.

We believe most of the year’s tightening of financial conditions already is in the books. While consumers and corporations face tougher choices ahead given rising interest rates and inflation, from an investor’s perspective, profits have held in and the labor market is strong, in our opinion. What is more, if the 10-year U.S. Treasury yield approaches 3.5%, we could see the stock — bond relationship revert to normal, i.e., inversely correlated. There are signs that the markets are nearing a capitulation point: hedge funds are beginning to back away from long-held, high-growth equity positions. Rate volatility remains high but is mostly evident among longer maturities.

We believe that the cross-currents of rising inflation and slowing growth make it harder for the Fed to avoid recession and engineer a soft landing. Nonetheless, as signs of economic slowing accumulate, we are likely to see further easing of inflation pressures, which in our view, could shift the stock — bond relationship back.

Long bond yields seem to have peaked in early May, suggesting that the bond markets are pricing in the effects of economic slowdown, in our opinion. This recognition is not yet clear in the stock market, though late-cycle dynamics appear to be in play, in our view. One clear sign of capitulation that we have not yet seen is a full-on retail selloff, i.e., heavy outflows from mutual funds. Yet financial conditions have tightened considerably, and we believe that the stock market may not need to trade off much more to establish a bottom. Certain corners of the market, e.g., large-cap value stocks, have held in relatively well year-to-date, and we believe could form the basis of a turning point once rate volatility subsides.

*	On January 27, 2022, the Board of Trustees of Voya Separate Portfolios Trust approved changes with respect to each Fund’s principal investment strategies and portfolio management team. Effective May 31, 2022, Halvard Kvaale retired and is no longer a portfolio manager to the Fund.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. This report contains statements that may be “forward-looking” statements. Actual results may differ materially from those projected in the “forward-looking” statements. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class. An index has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT FUNDS

Average Total Returns for the Year Ended May 31, 2022

Voya Target In-Retirement Fund, Class I	–6.94%
S&P Target Date Retirement Income Index	–5.63%
Voya Target Retirement 2025 Fund, Class I	–7.29%
S&P Target Date 2025 Index	–5.82%
Voya Target Retirement 2030 Fund, Class I	–6.97%
S&P Target Date 2030 Index	–5.97%
Voya Target Retirement 2035 Fund, Class I	–6.89%
S&P Target Date 2035 Index	–6.07%
Voya Target Retirement 2040 Fund, Class I	–6.75%
S&P Target Date 2040 Index	–6.07%
Voya Target Retirement 2045 Fund, Class I	–6.67%
S&P Target Date 2045 Index	–6.04%
Voya Target Retirement 2050 Fund, Class I	–6.97%
S&P Target Date 2050 Index	–6.07%
Voya Target Retirement 2055 Fund, Class I	–7.03%
S&P Target Date 2055 Index	–6.08%
Voya Target Retirement 2060 Fund, Class I	–6.93%
S&P Target Date 2060 Index	–6.14%
Voya Target Retirement 2065 Fund, Class I	–6.90%
S&P Target Date 2065+ Index	–6.00%

Target Asset Allocations as of May 31, 2022(1) (as a percentage of net assets)
Sub Asset Class	2065	2060	2055	2050	2045	2040	2035	2030	2025	Income
US Large Blend	58.00%	58.00%	57.00%	56.00%	55.00%	50.00%	44.00%	37.00%	32.00%	21.00%
US Mid Cap Blend	5.00%	5.00%	5.00%	5.00%	4.00%	4.00%	4.00%	4.00%	3.00%	2.00%
US Small Cap	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	3.00%	3.00%	2.00%	—
International	25.00%	25.00%	25.00%	25.00%	25.00%	23.00%	21.00%	18.00%	13.00%	8.00%
Emerging Markets	6.00%	6.00%	6.00%	6.00%	6.00%	5.00%	5.00%	4.00%	4.00%	2.00%
Core Fixed Income	2.00%	2.00%	3.00%	4.00%	4.00%	11.00%	19.00%	29.00%	36.00%	46.00%
High Yield	—	—	—	—	2.00%	3.00%	4.00%	5.00%	5.00%	5.00%
International Bonds	—	—	—	—	—	—	—	—	3.00%	3.00%
TIPS	—	—	—	—	—	—	—	—	—	3.00%
Short Duration	—	—	—	—	—	—	—	—	2.00%	10.00%
Total Equity	98.00%	98.00%	97.00%	96.00%	94.00%	86.00%	77.00%	66.00%	54.00%	33.00%
Total Fixed Income	2.00%	2.00%	3.00%	4.00%	6.00%	14.00%	23.00%	34.00%	46.00%	67.00%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

(1)	Each Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of each Fund’s assets may deviate from the percentages shown.

Portfolio holdings are subject to change

VOYA TARGET IN-RETIREMENT FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2022
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–12.64%	2.43%	3.64%
Class I	–6.94%	3.98%	4.58%
Class R(2)	–7.62%	3.41%	4.03%
Class R6(3)	–6.93%	4.00%	4.64%
Excluding Sales Charge:
Class A(2)	–7.35%	3.66%	4.29%
Class I	–6.94%	3.98%	4.58%
Class R(2)	–7.62%	3.41%	4.03%
Class R6(3)	–6.93%	4.00%	4.64%
S&P Target Date Retirement Income Index	–5.63%	3.94%	4.16%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target In-Retirement Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2025 FUND

Average Annual Total Returns for the Periods Ended May 31, 2022
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–12.76%	4.54%	5.88%
Class I	–7.29%	6.00%	6.78%
Class R(2)	–7.57%	5.54%	6.29%
Class R6(3)	–7.12%	6.11%	6.93%
Excluding Sales Charge:
Class A(2)	–7.42%	5.79%	6.54%
Class I	–7.29%	6.00%	6.78%
Class R(2)	–7.57%	5.54%	6.29%
Class R6(3)	–7.12%	6.11%	6.93%
S&P Target Date 2025 Index	–5.82%	6.09%	6.99%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2025 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2030 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2022
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–12.55%	5.46%	6.77%
Class I	–6.97%	6.98%	7.71%
Class R(2)	–7.50%	6.44%	7.17%
Class R6(3)	–7.01%	7.01%	7.82%
Excluding Sales Charge:
Class A(2)	–7.23%	6.71%	7.44%
Class I	–6.97%	6.98%	7.71%
Class R(2)	–7.50%	6.44%	7.17%
Class R6(3)	–7.01%	7.01%	7.82%
S&P Target Date 2030 Index	–5.97%	6.81%	7.68%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2030 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2035 FUND

Average Annual Total Returns for the Periods Ended May 31, 2022
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–12.60%	6.21%	7.32%
Class I	–6.89%	7.82%	8.31%
Class R(2)	–7.48%	7.23%	7.74%
Class R6(3)	–6.89%	7.81%	8.65%
Excluding Sales Charge:
Class A(2)	–7.26%	7.47%	8.00%
Class I	–6.89%	7.82%	8.31%
Class R(2)	–7.48%	7.23%	7.74%
Class R6(3)	–6.89%	7.81%	8.65%
S&P Target Date 2035 Index	–6.07%	7.57%	8.36%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2035 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2040 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2022
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–12.45%	6.91%	8.01%
Class I	–6.75%	8.47%	8.97%
Class R(2)	–7.33%	7.93%	8.42%
Class R6(3)	–6.80%	8.53%	9.34%
Excluding Sales Charge:
Class A(2)	–7.11%	8.18%	8.69%
Class I	–6.75%	8.47%	8.97%
Class R(2)	–7.33%	7.93%	8.42%
Class R6(3)	–6.80%	8.53%	9.34%
S&P Target Date 2040 Index	–6.07%	8.11%	8.83%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2040 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2045 FUND

Average Annual Total Returns for the Periods Ended May 31, 2022
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–12.30%	7.25%	8.30%
Class I	–6.67%	8.86%	9.29%
Class R(2)	–7.23%	8.27%	8.73%
Class R6(3)	–6.60%	8.92%	9.67%
Excluding Sales Charge:
Class A(2)	–6.95%	8.53%	8.98%
Class I	–6.67%	8.86%	9.29%
Class R(2)	–7.23%	8.27%	8.73%
Class R6(3)	–6.60%	8.92%	9.67%
S&P Target Date 2045 Index	–6.04%	8.40%	9.14%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2045 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2022
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–12.61%	7.18%	8.27%
Class I	–6.97%	8.79%	9.25%
Class R(2)	–7.52%	8.21%	8.68%
Class R6(3)	–6.93%	8.84%	9.62%
Excluding Sales Charge:
Class A(2)	–7.26%	8.46%	8.95%
Class I	–6.97%	8.79%	9.25%
Class R(2)	–7.52%	8.21%	8.68%
Class R6(3)	–6.93%	8.84%	9.62%
S&P Target Date 2050 Index	–6.07%	8.57%	9.37%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2050 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2055 FUND

Average Annual Total Returns for the Periods Ended May 31, 2022
	1 Year	5 Year	Since Inception of Class I December 20, 2012
Including Sales Charge:
Class A(1)(2)	–12.73%	7.22%	8.32%
Class I	–7.03%	8.85%	9.32%
Class R(2)	–7.60%	8.20%	8.72%
Class R6(3)	–6.99%	8.90%	9.69%
Excluding Sales Charge:
Class A(2)	–7.40%	8.49%	9.00%
Class I	–7.03%	8.85%	9.32%
Class R(2)	–7.60%	8.20%	8.72%
Class R6(3)	–6.99%	8.90%	9.69%
S&P Target Date 2055 Index	–6.08%	8.63%	9.51%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2055 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class A incepted on December 21, 2015 and Class R incepted on June 1, 2018. The Class A and Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

(3)	Class R6 incepted on December 21, 2015. The Class R6 shares performance shown for the period prior to their inception date is the performance of Class I shares without adjustment for any differences in the expenses between the two classes. If adjusted for such differences, returns would be different.

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO MANAGERS’ REPORT

Average Annual Total Returns for the Periods Ended May 31, 2022
	1 Year	5 Year	Since Inception of Class I December 12, 2015
Including Sales Charge:
Class A(1)	–12.57%	7.32%	8.37%
Class I	–6.93%	8.94%	9.71%
Class R(2)	–7.49%	8.32%	9.10%
Class R6	–6.92%	8.96%	9.73%
Excluding Sales Charge:
Class A	–7.26%	8.60%	9.37%
Class I	–6.93%	8.94%	9.71%
Class R(2)	–7.49%	8.32%	9.10%
Class R6	–6.92%	8.96%	9.73%
S&P Target Date 2060 Index	–6.14%	8.70%	9.87%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2060 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)	Class R incepted on June 1, 2018. The Class R shares performance shown for the period prior to their inception date is the performance of Class I shares with adjustment for any differences in the expenses between the two classes.

PORTFOLIO MANAGERS’ REPORT	VOYA TARGET RETIREMENT 2065 FUND

Average Annual Total Returns for the Periods Ended May 31, 2022
	1 Year	Since Inception of Class I July 29, 2020
Including Sales Charge:
Class A(1)	–12.48%	7.56%
Class I	–6.90%	11.37%
Class R	–7.40%	10.80%
Class R6	–6.89%	11.37%
Excluding Sales Charge:
Class A	–7.12%	11.08%
Class I	–6.90%	11.37%
Class R	–7.40%	10.80%
Class R6	–6.89%	11.37%
S&P Target Date 2065+ Index	–6.00%	11.16%

Based on a $250,000 initial investment, the graph and table above illustrate the total return of Voya Target Retirement 2065 Fund against the index indicated. The index is unmanaged and has no cash in its portfolio and imposes no sales charges. An investor cannot invest directly in an index.

The Fund’s performance is shown both with and without the imposition of sales charges.

The performance graph and table do not reflect the deduction of taxes that a shareholder will pay on Fund distributions or the redemption of Fund shares.

The performance shown includes, if applicable, the effect of fee waivers and/or expense reimbursements by the Investment Adviser and/or other service providers, which have the effect of increasing total return. Had all fees and expenses been considered, the total returns would have been lower.

It is important to note that the Fund has a limited operating history. Performance over a longer period of time may be more meaningful than short-term performance.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund’s current performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month end.

Fund holdings are subject to change daily.

(1)	Reflects deduction of the maximum Class A sales charge of 5.75%. 2020.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on $1,000 invested at the beginning of the period and held for the entire period from December 1, 2021 to May 31, 2022. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2022**	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2022**
Voya Target In-Retirement Fund
Class A	$1,000.00	$908.40	0.55%	$2.62	$1,000.00	1,022.19	0.55%	$2.77
Class I	1,000.00	910.30	0.20	0.95	1,000.00	1,023.93	0.20	1.01
Class R	1,000.00	906.50	0.80	3.80	1,000.00	1,020.94	0.80	4.03
Class R6	1,000.00	911.20	0.19	0.91	1,000.00	1,023.98	0.19	0.96
Voya Target Retirement 2025 Fund
Class A	$1,000.00	$904.80	0.48%	$2.28	$1,000.00	1,022.54	0.48%	$2.42
Class I	1,000.00	905.00	0.37	1.76	1,000.00	1,023.09	0.37	1.87
Class R	1,000.00	903.80	0.73	3.46	1,000.00	1,021.29	0.73	3.68
Class R6	1,000.00	906.00	0.19	0.90	1,000.00	1,023.98	0.19	0.96
Voya Target Retirement 2030 Fund
Class A	$1,000.00	$904.40	0.48%	$2.28	$1,000.00	1,022.54	0.48%	$2.42
Class I	1,000.00	905.40	0.23	1.09	1,000.00	1,023.78	0.23	1.16
Class R	1,000.00	902.90	0.73	3.46	1,000.00	1,021.29	0.73	3.68
Class R6	1,000.00	904.90	0.19	0.90	1,000.00	1,023.98	0.19	0.96
Voya Target Retirement 2035 Fund
Class A	$1,000.00	$903.10	0.50%	$2.37	$1,000.00	1,022.44	0.50%	$2.52
Class I	1,000.00	904.60	0.20	0.95	1,000.00	1,023.93	0.20	1.01
Class R	1,000.00	901.50	0.75	3.56	1,000.00	1,021.19	0.75	3.78
Class R6	1,000.00	904.50	0.19	0.90	1,000.00	1,023.98	0.19	0.96

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2022**	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio*	Expenses Paid During the Period Ended May 31, 2022**
Voya Target Retirement 2040 Fund
Class A	$1,000.00	$902.00	0.52%	$2.47	$1,000.00	1,022.34	0.52%	$2.62
Class I	1,000.00	903.40	0.23	1.09	1,000.00	1,023.78	0.23	1.16
Class R	1,000.00	900.90	0.77	3.65	1,000.00	1,021.09	0.77	3.88
Class R6	1,000.00	903.60	0.19	0.90	1,000.00	1,023.98	0.19	0.96
Voya Target Retirement 2045 Fund
Class A	$1,000.00	$902.70	0.55%	$2.61	$1,000.00	1,022.19	0.55%	$2.77
Class I	1,000.00	904.10	0.19	0.90	1,000.00	1,023.98	0.19	0.96
Class R	1,000.00	901.60	0.80	3.79	1,000.00	1,020.94	0.80	4.03
Class R6	1,000.00	904.70	0.19	0.90	1,000.00	1,023.98	0.19	0.96
Voya Target Retirement 2050 Fund
Class A	$1,000.00	$900.40	0.54%	$2.56	$1,000.00	1,022.24	0.54%	$2.72
Class I	1,000.00	901.80	0.22	1.04	1,000.00	1,023.83	0.22	1.11
Class R	1,000.00	899.50	0.79	3.74	1,000.00	1,020.99	0.79	3.98
Class R6	1,000.00	902.20	0.19	0.90	1,000.00	1,023.98	0.19	0.96
Voya Target Retirement 2055 Fund
Class A	$1,000.00	$899.60	0.60%	$2.84	$1,000.00	1,021.94	0.60%	$3.02
Class I	1,000.00	901.70	0.24	1.14	1,000.00	1,023.73	0.24	1.21
Class R	1,000.00	898.50	0.85	4.02	1,000.00	1,020.69	0.85	4.28
Class R6	1,000.00	901.60	0.19	0.90	1,000.00	1,023.98	0.19	0.96
Voya Target Retirement 2060 Fund
Class A	$1,000.00	$900.10	0.61%	$2.89	$1,000.00	1,021.89	0.61%	$3.07
Class I	1,000.00	901.70	0.19	0.90	1,000.00	1,023.98	0.19	0.96
Class R	1,000.00	898.40	0.86	4.07	1,000.00	1,020.64	0.86	4.33
Class R6	1,000.00	901.80	0.19	0.90	1,000.00	1,023.98	0.19	0.96
Voya Target Retirement 2065 Fund
Class A	$1,000.00	$900.20	0.46%	$2.18	$1,000.00	1,022.64	0.46%	$2.32
Class I	1,000.00	901.70	0.23	1.09	1,000.00	1,023.78	0.23	1.16
Class R	1,000.00	898.70	0.71	3.36	1,000.00	1,021.39	0.71	3.58
Class R6	1,000.00	901.10	0.21	1.00	1,000.00	1,023.88	0.21	1.06

*	The annualized expense ratios do not include expenses of underlying funds.
**	Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 182/365 to reflect the most recent fiscal half-year.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund and the Board of Trustees of Voya Separate Portfolios Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Voya Target In-Retirement Fund, Voya Target Retirement 2025 Fund, Voya Target Retirement 2030 Fund, Voya Target Retirement 2035 Fund, Voya Target Retirement 2040 Fund, Voya Target Retirement 2045 Fund, Voya Target Retirement 2050 Fund, Voya Target Retirement 2055 Fund, Voya Target Retirement 2060 Fund, and Voya Target Retirement 2065 Fund (collectively referred to as the “Funds”) (ten of the funds constituting Voya Separate Portfolios Trust (the “Trust”)), including the portfolios of investments, as of May 31, 2022, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (ten of the funds constituting Voya Separate Portfolios Trust) at May 31, 2022, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting Voya Separate Portfolios Trust	Statement of operations	Statements of changes in net assets	Financial highlights

Voya Target In-Retirement Fund
Voya Target Retirement 2025 Fund
Voya Target Retirement 2030 Fund
Voya Target Retirement 2035 Fund
Voya Target Retirement 2040 Fund
Voya Target Retirement 2045 Fund
Voya Target Retirement 2050 Fund
Voya Target Retirement 2055 Fund
Voya Target Retirement 2060 Fund
	For the year ended May 31, 2022	For each of the two years in the period ended May 31, 2022	For each of the three years in the period ended May 31, 2022

Voya Target Retirement 2065 Fund	For the year ended May 31, 2022	For the year ended May 31, 2022 and for the period from July 29, 2020 (commencement of operations) through May 31, 2021

The financial highlights for each of the periods in the two year period ended May 31, 2019, were audited by another independent registered public accounting firm whose report, dated July 25, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2022, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (CONTINUED)

accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Voya investment companies since 2019.

Boston, Massachusetts
July 29, 2022

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2022

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$24,960,540	$26,734,015	$28,701,269	$22,324,839
Investments in unaffiliated underlying funds at fair value**	19,496,914	38,294,975	50,774,187	57,037,456
Cash	41,676	41,235	127,413	68,382
Receivables:
Investments in affiliated underlying funds sold	750,718	982,554	763,545	1,292,610
Investments in unaffiliated underlying funds sold	21,426	29,066	177,580	7,758
Fund shares sold	5,142	13,020	17,586	83,397
Other assets	355	362	345	341
Total assets	45,276,771	66,095,227	80,561,925	80,814,783
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	53,210	1,201	40,575	37,493
Payable for investments in unaffiliated underlying funds purchased	712,721	1,027,892	965,970	1,361,842
Payable for fund shares redeemed	27,951	11,168	39,377	9,872
Payable for unified fees	6,813	9,780	11,790	11,765
Payable for distribution and shareholder service fees	1,886	2,825	2,888	2,665
Payable to trustees under the deferred compensation plan (Note 6)	355	362	345	341
Other accrued expenses and liabilities	2,336	1,560	259	2,651
Total liabilities	805,272	1,054,788	1,061,204	1,426,629
NET ASSETS	$44,471,499	$65,040,439	$79,500,721	$79,388,154
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$48,861,982	$70,102,680	$85,844,527	$85,225,358
Total distributable loss	(4,390,483)	(5,062,241)	(6,343,806)	(5,837,204)
NET ASSETS	$44,471,499	$65,040,439	$79,500,721	$79,388,154

* Cost of investments in affiliated underlying funds	$27,157,804	$29,084,138	$31,462,846	$24,344,854
** Cost of investments in unaffiliated underlying funds	$21,477,793	$41,428,919	$55,349,797	$61,962,748

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2022 (continued)

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
Class A
Net assets	$8,933,104	$12,509,726	$13,656,061	$11,445,551
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	879,280	1,084,046	1,133,664	950,358
Net asset value and redemption price per share†	$10.16	$11.54	$12.05	$12.04
Maximum offering price per share (5.75%)(1)	$10.78	$12.24	$12.79	$12.77

Class I
Net assets	$1,666,157	$72,662	$1,444,437	$398,764
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	163,089	6,241	119,022	32,793
Net asset value and redemption price per share	$10.22	$11.64	$12.14	$12.16

Class R
Net assets	$16,368	$482,482	$98,074	$695,801
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,618	41,927	8,190	58,011
Net asset value and redemption price per share	$10.12	$11.51	$11.97	$11.99

Class R6
Net assets	$33,855,870	$51,975,569	$64,302,149	$66,848,038
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,314,317	4,473,608	5,303,375	5,511,970
Net asset value and redemption price per share	$10.22	$11.62	$12.12	$12.13

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2022

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$13,918,018	$11,017,374	$8,034,264	$5,722,015
Investments in unaffiliated underlying funds at fair value**	48,970,218	53,275,898	38,822,082	29,704,202
Cash	15,473	52,644	38,492	24,591
Receivables:
Investments in affiliated underlying funds sold	1,151,480	1,146,825	364,143	655,052
Investments in unaffiliated underlying funds sold	—	6,455	46,428	—
Fund shares sold	35,883	13,343	32,543	26,919
Other assets	246	265	188	156
Total assets	64,091,318	65,512,804	47,338,140	36,132,935
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	6,846	5,160	8,667	10,174
Payable for investments in unaffiliated underlying funds purchased	1,139,672	1,176,039	437,721	674,829
Payable for fund shares redeemed	20,315	751	8,946	141
Payable for unified fees	9,392	9,464	6,929	5,143
Payable for distribution and shareholder service fees	2,488	1,604	1,652	920
Payable to trustees under the deferred compensation plan (Note 6)	246	265	188	156
Other accrued expenses and liabilities	3,605	1,840	1,941	126
Total liabilities	1,182,564	1,195,123	466,044	691,489
NET ASSETS	$62,908,754	$64,317,681	$46,872,096	$35,441,446
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$67,871,700	$68,754,316	$50,480,495	$38,040,365
Total distributable loss	(4,962,946)	(4,436,635)	(3,608,399)	(2,598,919)
NET ASSETS	$62,908,754	$64,317,681	$46,872,096	$35,441,446

* Cost of investments in affiliated underlying funds	$15,229,739	$12,153,452	$9,041,133	$6,491,063
** Cost of investments in unaffiliated underlying funds	$53,230,928	$57,479,070	$42,058,534	$31,996,549

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2022 (continued)

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
Class A
Net assets	$11,929,447	$7,738,799	$7,733,774	$4,360,434
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	936,931	615,166	612,893	355,080
Net asset value and redemption price per share†	$12.73	$12.58	$12.62	$12.28
Maximum offering price per share (5.75%)(1)	$13.51	$13.35	$13.39	$13.03

Class I
Net assets	$353,244	$271,789	$470,549	$340,543
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	27,532	21,433	37,010	27,518
Net asset value and redemption price per share	$12.83	$12.68	$12.71	$12.38

Class R
Net assets	$25,830	$6,388	$131,353	$50,312
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	2,037	508	10,435	4,130
Net asset value and redemption price per share	$12.68	$12.57	$12.59	$12.18

Class R6
Net assets	$50,600,233	$56,300,705	$38,536,420	$30,690,157
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	3,943,391	4,437,550	3,030,578	2,479,728
Net asset value and redemption price per share	$12.83	$12.69	$12.72	$12.38

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2022

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
ASSETS:
Investments in affiliated underlying funds at fair value*	$3,398,016	$1,039,324
Investments in unaffiliated underlying funds at fair value**	17,613,648	5,391,551
Cash	12,765	3,200
Receivables:
Investments in affiliated underlying funds sold	383,286	87,441
Investments in unaffiliated underlying funds sold	106,260	14,170
Fund shares sold	38,314	7,616
Reimbursement due from Investment Adviser	49	—
Other assets	95	13
Total assets	21,552,433	6,543,315
LIABILITIES:
Payable for investments in affiliated underlying funds purchased	12,308	2,513
Payable for investments in unaffiliated underlying funds purchased	513,885	105,970
Payable for fund shares redeemed	714	—
Payable for unified fees	3,046	952
Payable for distribution and shareholder service fees	819	262
Payable to trustees under the deferred compensation plan (Note 6)	95	13
Other accrued expenses and liabilities	108	—
Total liabilities	530,975	109,710
NET ASSETS	$21,021,458	$6,433,605
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$22,297,276	$6,715,214
Total distributable loss	(1,275,818)	(281,609)
NET ASSETS	$21,021,458	$6,433,605

* Cost of investments in affiliated underlying funds	$3,860,411	$1,249,539
** Cost of investments in unaffiliated underlying funds	$18,990,950	$5,635,183

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of May 31, 2022 (continued)

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
Class A
Net assets	$3,968,226	$1,245,628
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	342,083	123,433
Net asset value and redemption price per share†	$11.60	$10.09
Maximum offering price per share (5.75%)(1)	$12.31	$10.71
Class I
Net assets	$51,937	$70,695
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	4,456	6,994
Net asset value and redemption price per share	$11.66	$10.11
Class R
Net assets	$10,172	$9,668
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	879	961
Net asset value and redemption price per share	$11.57	$10.06
Class R6
Net assets	$16,991,123	$5,107,614
Shares authorized	unlimited	unlimited
Par value	$0.001	$0.001
Shares outstanding	1,455,754	505,224
Net asset value and redemption price per share	$11.67	$10.11

(1)	Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
†	Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the Year Ended May 31, 2022

	Voya Target In-Retirement Fund	Voya Target Retirement 2025 Fund	Voya Target Retirement 2030 Fund	Voya Target Retirement 2035 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$579,637	$632,500	$665,033	$547,190
Dividends from unaffiliated underlying funds	344,286	566,496	653,441	761,141
Total investment income	923,923	1,198,996	1,318,474	1,308,331

EXPENSES:
Unified fees	73,720	100,814	113,141	116,923
Distribution and shareholder service fees:
Class A	24,107	32,240	33,300	29,513
Class R	299	2,827	473	2,069
Transfer agent fees:
Class A	10,340	5,128	5,464	7,083
Class I	220	118	576	66
Class R	64	225	39	248
Trustee fees	1,024	1,400	1,571	1,624
Miscellaneous expense	2,360	2,637	2,759	2,823
Interest expense	59	—	—	19
Total expenses	112,193	145,389	157,323	160,368
Recouped fees	—	108	—	—
Net expenses	112,193	145,497	157,323	160,368
Net investment income	811,730	1,053,499	1,161,151	1,147,963
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(528,973)	(993,520)	(1,208,036)	(1,396,160)
Sale of unaffiliated underlying funds	689,586	2,312,079	2,462,428	3,177,834
Capital gain distributions from affiliated underlying funds	212,569	401,448	862,941	947,153
Capital gain distributions from unaffiliated underlying funds	53,533	106,411	309,684	385,865
Net realized gain	426,715	1,826,418	2,427,017	3,114,692
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(2,380,149)	(2,530,782)	(3,176,931)	(2,453,713)
Unaffiliated underlying funds	(2,382,262)	(5,254,488)	(6,932,772)	(7,978,950)
Net change in unrealized appreciation (depreciation)	(4,762,411)	(7,785,270)	(10,109,703)	(10,432,663)
Net realized and unrealized loss	(4,335,696)	(5,958,852)	(7,682,686)	(7,317,971)
Decrease in net assets resulting from operations	$(3,523,966)	$(4,905,353)	$(6,521,535)	$(6,170,008)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the Year Ended May 31, 2022

	Voya Target Retirement 2040 Fund	Voya Target Retirement 2045 Fund	Voya Target Retirement 2050 Fund	Voya Target Retirement 2055 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$325,513	$241,829	$174,333	$124,124
Dividends from unaffiliated underlying funds	637,043	654,918	495,441	367,580
Total investment income	962,556	896,747	669,774	491,704
EXPENSES:
Unified fees	91,017	90,462	68,981	51,050
Distribution and shareholder service fees:
Class A	27,548	18,231	19,490	11,067
Class R	101	29	718	198
Transfer agent fees:
Class A	8,595	8,021	8,186	7,051
Class I	134	4	145	180
Class R	16	7	151	63
Trustee fees	1,264	1,256	958	709
Miscellaneous expense	2,383	2,453	2,138	1,956
Total expenses	131,058	120,463	100,767	72,274
Waived and reimbursed fees	—	—	—	(35)
Net expenses	131,058	120,463	100,767	72,239
Net investment income	831,498	776,284	569,007	419,465
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(1,257,885)	(1,085,657)	(898,613)	(672,239)
Sale of unaffiliated underlying funds	2,301,620	2,491,501	2,020,833	1,318,372
Capital gain distributions from affiliated underlying funds	894,912	889,735	940,151	673,266
Capital gain distributions from unaffiliated underlying funds	327,605	317,077	285,817	207,507
Net realized gain	2,266,252	2,612,656	2,348,188	1,526,906
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(1,708,302)	(1,581,556)	(1,540,640)	(1,100,612)
Unaffiliated underlying funds	(6,483,814)	(6,621,482)	(5,179,904)	(3,674,635)
Net change in unrealized appreciation (depreciation)	(8,192,116)	(8,203,038)	(6,720,544)	(4,775,247)
Net realized and unrealized loss	(5,925,864)	(5,590,382)	(4,372,356)	(3,248,341)
Decrease in net assets resulting from operations	$(5,094,366)	$(4,814,098)	$(3,803,349)	$(2,828,876)

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the Year Ended May 31, 2022

	Voya Target Retirement 2060 Fund	Voya Target Retirement 2065 Fund
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$75,737	$23,845
Dividends from unaffiliated underlying funds	244,624	80,344
Total investment income	320,361	104,189
EXPENSES:
Unified fees	32,494	10,716
Distribution and shareholder service fees:
Class A	11,329	3,366
Class R	55	41
Transfer agent fees:
Class A	7,630	—
Class I	8	18
Class R	18	—
Trustee fees	451	149
Miscellaneous expense	1,709	1,472
Total expenses	53,694	15,762
Waived and reimbursed fees	(49)	—
Net expenses	53,645	15,762
Net investment income	266,716	88,427
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	(372,716)	(19,138)
Sale of unaffiliated underlying funds	1,020,679	181,634
Capital gain distributions from affiliated underlying funds	441,453	137,699
Capital gain distributions from unaffiliated underlying funds	137,310	44,538
Net realized gain	1,226,726	344,733
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	(716,053)	(326,972)
Unaffiliated underlying funds	(2,369,610)	(583,275)
Net change in unrealized appreciation (depreciation)	(3,085,663)	(910,247)
Net realized and unrealized loss	(1,858,937)	(565,514)
Decrease in net assets resulting from operations	$(1,592,221)	$(477,087)

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target In-Retirement Fund		Voya Target Retirement 2025 Fund
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income	$811,730	$573,278	$1,053,499	$687,147
Net realized gain	426,715	3,673,373	1,826,418	6,088,202
Net change in unrealized appreciation (depreciation)	(4,762,411)	(919,461)	(7,785,270)	1,856,309
Increase (decrease) in net assets resulting from operations	(3,523,966)	3,327,190	(4,905,353)	8,631,658
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(880,626)	(249,890)	(1,661,215)	(509,961)
Class I	(180,966)	(32,149)	(7,067)	(2,544)
Class R	(6,581)	(1,335)	(64,419)	(29,729)
Class R6	(3,131,216)	(675,120)	(5,505,034)	(1,390,001)
Total distributions	(4,199,389)	(958,494)	(7,237,735)	(1,932,235)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	27,165,954	8,267,023	38,269,889	14,945,248
Proceeds from shares issued in merger (Note 15)	—	20,203,423	—	—
Reinvestment of distributions	4,199,389	958,494	7,237,735	1,932,235
	31,365,343	29,428,940	45,507,624	16,877,483
Cost of shares redeemed	(13,447,539)	(8,146,405)	(14,541,763)	(10,391,894)
Net increase in net assets resulting from capital share transactions	17,917,804	21,282,535	30,965,861	6,485,589
Net increase in net assets	10,194,449	23,651,231	18,822,773	13,185,012
NET ASSETS:
Beginning of year or period	34,277,050	10,625,819	46,217,666	33,032,654
End of year or period	$44,471,499	$34,277,050	$65,040,439	$46,217,666

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2030 Fund		Voya Target Retirement 2035 Fund
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income	$1,161,151	$606,054	$1,147,963	$555,112
Net realized gain	2,427,017	6,762,364	3,114,692	8,478,946
Net change in unrealized appreciation (depreciation)	(10,109,703)	2,717,639	(10,432,663)	2,921,232
Increase (decrease) in net assets resulting from operations	(6,521,535)	10,086,057	(6,170,008)	11,955,290
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,670,575)	(423,930)	(1,837,822)	(360,362)
Class I	(197,963)	(32,633)	(67,086)	(36,080)
Class R	(12,753)	(3,018)	(13,416)	(273)
Class R6	(6,298,583)	(1,333,082)	(8,279,683)	(1,391,361)
Total distributions	(8,179,874)	(1,792,663)	(10,198,007)	(1,788,076)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	47,217,563	14,885,944	45,516,958	14,990,312
Reinvestment of distributions	8,179,874	1,792,663	10,198,007	1,788,076
	55,397,437	16,678,607	55,714,965	16,778,388
Cost of shares redeemed	(9,521,675)	(6,545,422)	(12,748,258)	(6,103,200)
Net increase in net assets resulting from capital share transactions	45,875,762	10,133,185	42,966,707	10,675,188
Net increase in net assets	31,174,353	18,426,579	26,598,692	20,842,402
NET ASSETS:
Beginning of year or period	48,326,368	29,899,789	52,789,462	31,947,060
End of year or period	$79,500,721	$48,326,368	$79,388,154	$52,789,462

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2040 Fund		Voya Target Retirement 2045 Fund
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income	$831,498	$348,336	$776,284	$341,495
Net realized gain	2,266,252	6,330,633	2,612,656	7,708,309
Net change in unrealized appreciation (depreciation)	(8,192,116)	2,649,781	(8,203,038)	2,654,305
Increase (decrease) in net assets resulting from operations	(5,094,366)	9,328,750	(4,814,098)	10,704,109
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,645,076)	(270,607)	(1,403,200)	(157,258)
Class I	(63,755)	(1,551)	(55,154)	(6,023)
Class R	(3,362)	(253)	(1,085)	(138)
Class R6	(6,354,852)	(839,288)	(7,899,239)	(887,558)
Total distributions	(8,067,045)	(1,111,699)	(9,358,678)	(1,050,977)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,822,897	11,735,316	39,389,759	10,941,997
Reinvestment of distributions	8,067,045	1,111,699	9,358,678	1,050,977
	47,889,942	12,847,015	48,748,437	11,992,974
Cost of shares redeemed	(10,044,253)	(5,561,559)	(10,523,967)	(5,259,739)
Net increase in net assets resulting from capital share transactions	37,845,689	7,285,456	38,224,470	6,733,235
Net increase in net assets	24,684,278	15,502,507	24,051,694	16,386,367
NET ASSETS:
Beginning of year or period	38,224,476	22,721,969	40,265,987	23,879,620
End of year or period	$62,908,754	$38,224,476	$64,317,681	$40,265,987

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2050 Fund		Voya Target Retirement 2055 Fund
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	Year Ended May 31, 2021
FROM OPERATIONS:
Net investment income	$569,007	$227,517	$419,465	$185,734
Net realized gain	2,348,188	5,251,993	1,526,906	4,671,550
Net change in unrealized appreciation (depreciation)	(6,720,544)	2,366,880	(4,775,247)	1,606,374
Increase (decrease) in net assets resulting from operations	(3,803,349)	7,846,390	(2,828,876)	6,463,658
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,423,514)	(127,050)	(902,934)	(81,368)
Class I	(87,712)	(8,681)	(71,658)	(6,511)
Class R	(24,094)	(2,115)	(8,106)	(391)
Class R6	(5,406,011)	(388,419)	(4,725,556)	(350,088)
Total distributions	(6,941,331)	(526,265)	(5,708,254)	(438,358)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	28,530,526	11,003,854	20,338,411	7,614,702
Reinvestment of distributions	6,941,331	526,265	5,708,254	438,358
	35,471,857	11,530,119	26,046,665	8,053,060
Cost of shares redeemed	(8,271,917)	(5,161,640)	(4,669,277)	(5,410,701)
Net increase in net assets resulting from capital share transactions	27,199,940	6,368,479	21,377,388	2,642,359
Net increase in net assets	16,455,260	13,688,604	12,840,258	8,667,659
NET ASSETS:
Beginning of year or period	30,416,836	16,728,232	22,601,188	13,933,529
End of year or period	$46,872,096	$30,416,836	$35,441,446	$22,601,188

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Target Retirement 2060 Fund		Voya Target Retirement 2065 Fund
	Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2022	July 29, 2020(1) to May 31, 2021
FROM OPERATIONS:
Net investment income	$266,716	$105,619	$88,427	$38,979
Net realized gain	1,226,726	2,799,404	344,733	756,053
Net change in unrealized appreciation (depreciation)	(3,085,663)	1,235,715	(910,247)	456,400
Increase (decrease) in net assets resulting from operations	(1,592,221)	4,140,738	(477,087)	1,251,432
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(898,682)	(76,513)	(224,771)	(15,520)
Class I	(28,257)	(4,293)	(12,956)	(818)
Class R	(2,415)	(108)	(1,492)	(72)
Class R6	(2,511,883)	(189,539)	(752,539)	(48,413)
Total distributions	(3,441,237)	(270,453)	(991,758)	(64,823)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	12,348,163	5,035,426	1,687,004	4,303,779
Reinvestment of distributions	3,441,237	270,453	991,758	64,823
	15,789,400	5,305,879	2,678,762	4,368,602
Cost of shares redeemed	(5,211,993)	(2,249,945)	(211,188)	(120,335)
Net increase in net assets resulting from capital share transactions	10,577,407	3,055,934	2,467,574	4,248,267
Net increase in net assets	5,543,949	6,926,219	998,729	5,434,876
NET ASSETS:
Beginning of year or period	15,477,509	8,551,290	5,434,876	—
End of year or period	$21,021,458	$15,477,509	$6,433,605	$5,434,876

(1)	Commencement of operations.

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
Year or period	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target In-Retirement Fund
Class A
05-31-22	12.04	0.20	•	(0.97)	(0.77)	0.20	0.91	—	1.11	—	10.16	(7.35)	0.55	0.55	0.55	1.72	8,933	60
05-31-21	10.87	0.20	•	1.36	1.56	0.28	0.11	—	0.39	—	12.04	14.43	0.71	0.71	0.71	1.71	9,712	86
05-31-20	10.86	0.25	•	0.35	0.60	0.27	0.32	—	0.59	—	10.87	5.43	0.72	0.72	0.72	2.31	3,390	85
05-31-19	10.88	0.25		0.07	0.32	0.20	0.14	—	0.34	—	10.86	3.09	0.73	0.73	0.73	2.19	1,684	156
05-31-18	10.94	0.22	•	0.21	0.43	0.22	0.27	—	0.49	—	10.88	3.85	3.97	0.51	0.51	1.96	1,594	70
Class I
05-31-22	12.09	0.24	•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.94)	0.20	0.20	0.20	2.07	1,666	60
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.70	0.40	0.40	0.40	2.06	1,312	86
05-31-20	10.90	0.28		0.35	0.63	0.29	0.32	—	0.61	—	10.92	5.71	0.44	0.44	0.44	2.60	93	85
05-31-19	10.91	0.27	•	0.08	0.35	0.22	0.14	—	0.36	—	10.90	3.44	0.44	0.44	0.44	2.47	80	156
05-31-18	10.96	0.25		0.21	0.46	0.24	0.27	—	0.51	—	10.91	4.13	3.76	0.27	0.27	2.23	65	70
Class R
05-31-22	12.01	0.18	•	(0.98)	(0.80)	0.18	0.91	—	1.09	—	10.12	(7.62)	0.80	0.80	0.80	1.57	16	60
05-31-21	10.86	0.17	•	1.35	1.52	0.26	0.11	—	0.37	—	12.01	14.08	0.96	0.96	0.96	1.49	60	86
05-31-20	10.84	0.23		0.35	0.58	0.24	0.32	—	0.56	—	10.86	5.25	0.97	0.97	0.97	2.07	3	85
06-01-18(5)–05-31-19	10.90	0.21	•	0.06	0.27	0.19	0.14	—	0.33	—	10.84	2.68	0.98	0.98	0.98	1.92	3	156
Class R6
05-31-22	12.09	0.24	•	(0.96)	(0.72)	0.24	0.91	—	1.15	—	10.22	(6.93)	0.19	0.19	0.19	2.06	33,856	60
05-31-21	10.92	0.24	•	1.35	1.59	0.31	0.11	—	0.42	—	12.09	14.72	0.38	0.38	0.38	2.08	23,194	86
05-31-20	10.90	0.29	•	0.34	0.63	0.29	0.32	—	0.61	—	10.92	5.73	0.43	0.43	0.43	2.63	7,139	85
05-31-19	10.90	0.24	•	0.13	0.37	0.23	0.14	—	0.37	—	10.90	3.55	0.43	0.43	0.43	2.25	9,005	156
05-31-18	10.96	0.25	•	0.20	0.45	0.24	0.27	—	0.51	—	10.90	4.08	3.69	0.22	0.22	2.30	4,084	70
Voya Target Retirement 2025 Fund
Class A
05-31-22	14.20	0.23	•	(1.07)	(0.84)	0.26	1.56	—	1.82	—	11.54	(7.42)	0.48	0.48	0.48	1.70	12,510	63
05-31-21	11.94	0.20	•	2.71	2.91	0.31	0.34	—	0.65	—	14.20	24.65	0.67	0.67	0.67	1.53	12,443	97
05-31-20	11.76	0.25	•	0.45	0.70	0.23	0.29	—	0.52	—	11.94	5.78	0.70	0.70	0.70	2.11	8,584	93
05-31-19	12.02	0.21	•	(0.08)	0.13	0.19	0.20	—	0.39	—	11.76	1.30	0.71	0.71	0.71	1.81	4,067	96
05-31-18	11.76	0.22	•	0.62	0.84	0.25	0.33	—	0.58	—	12.02	7.17	2.78	0.44	0.44	1.82	2,753	80
Class I
05-31-22	14.28	0.19	•	(1.02)	(0.83)	0.25	1.56	—	1.81	—	11.64	(7.29)	0.28	0.37	0.37	1.32	73	63
05-31-21	12.00	0.23	•	2.72	2.95	0.33	0.34	—	0.67	—	14.28	24.91	0.67	0.45	0.45	1.74	61	97
05-31-20	11.81	0.30	•	0.42	0.72	0.24	0.29	—	0.53	—	12.00	5.93	0.47	0.47	0.47	2.41	40	93
05-31-19	12.06	0.22		(0.05)	0.17	0.22	0.20	—	0.42	—	11.81	1.60	0.47	0.47	0.47	1.97	106	96
05-31-18	11.79	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.06	7.38	2.52	0.19	0.19	2.12	91	80
Class R
05-31-22	14.14	0.19	•	(1.05)	(0.86)	0.21	1.56	—	1.77	—	11.51	(7.57)	0.73	0.73	0.73	1.42	482	63
05-31-21	11.90	0.17	•	2.69	2.86	0.28	0.34	—	0.62	—	14.14	24.27	0.92	0.92	0.92	1.29	697	97
05-31-20	11.72	0.22	•	0.45	0.67	0.20	0.29	—	0.49	—	11.90	5.53	0.95	0.95	0.95	1.79	570	93
06-01-18(5)–05-31-19	12.08	0.19	•	(0.14)	0.05	0.21	0.20	—	0.41	—	11.72	0.59	0.96	0.96	0.96	1.64	351	96
Class R6
05-31-22	14.28	0.26	•	(1.06)	(0.80)	0.30	1.56	—	1.86	—	11.62	(7.12)	0.19	0.19	0.19	1.94	51,976	63
05-31-21	12.00	0.24	•	2.72	2.96	0.34	0.34	—	0.68	—	14.28	24.99	0.38	0.38	0.38	1.81	33,017	97
05-31-20	11.80	0.27		0.47	0.74	0.25	0.29	—	0.54	—	12.00	6.09	0.41	0.41	0.41	2.27	23,838	93
05-31-19	12.05	0.23	•	(0.06)	0.17	0.22	0.20	—	0.42	—	11.80	1.64	0.41	0.41	0.41	1.98	19,178	96
05-31-18	11.78	0.26	•	0.61	0.87	0.27	0.33	—	0.60	—	12.05	7.43	2.44	0.14	0.14	2.15	7,764	80

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
Year or period	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2030 Fund
Class A
05-31-22	14.79	0.23	•	(1.07)	(0.84)	0.31	1.59	—	1.90	—	12.05	(7.23)	0.48	0.48	0.48	1.68	13,656	58
05-31-21	11.91	0.18	•	3.28	3.46	0.27	0.31	—	0.58	—	14.79	29.41	0.68	0.68	0.68	1.32	12,455	98
05-31-20	11.71	0.23	•	0.46	0.69	0.19	0.30	—	0.49	—	11.91	5.74	0.70	0.70	0.70	1.93	7,929	93
05-31-19	12.27	0.20		(0.18)	0.02	0.21	0.37	—	0.58	—	11.71	0.53	0.72	0.72	0.72	1.71	4,445	103
05-31-18	11.88	0.19	•	0.81	1.00	0.27	0.34	—	0.61	—	12.27	8.40	2.89	0.43	0.43	1.57	2,795	80
Class I
05-31-22	14.88	0.29	•	(1.10)	(0.81)	0.34	1.59	—	1.93	—	12.14	(6.97)	0.23	0.23	0.23	2.03	1,444	58
05-31-21	11.98	0.16	•	3.35	3.51	0.30	0.31	—	0.61	—	14.88	29.69	0.42	0.42	0.42	1.15	926	98
05-31-20	11.76	0.26	•	0.47	0.73	0.21	0.30	—	0.51	—	11.98	6.03	0.45	0.45	0.45	2.13	148	93
05-31-19	12.32	0.23	•	(0.19)	0.04	0.23	0.37	—	0.60	—	11.76	0.76	0.47	0.47	0.47	1.88	177	103
05-31-18	11.91	0.25		0.79	1.04	0.29	0.34	—	0.63	—	12.32	8.72	2.58	0.18	0.18	1.98	78	80
Class R
05-31-22	14.72	0.20	•	(1.08)	(0.88)	0.28	1.59	—	1.87	—	11.97	(7.50)	0.73	0.73	0.73	1.47	98	58
05-31-21	11.87	0.15	•	3.26	3.41	0.25	0.31	—	0.56	—	14.72	29.08	0.93	0.93	0.93	1.12	68	98
05-31-20	11.68	0.18	•	0.48	0.66	0.17	0.30	—	0.47	—	11.87	5.47	0.95	0.95	0.95	1.46	53	93
06-01-18(5)–05-31-19	12.35	0.19	•	(0.28)	(0.09)	0.21	0.37	—	0.58	—	11.68	(0.36)	0.97	0.97	0.97	1.56	16	103
Class R6
05-31-22	14.87	0.26	•	(1.07)	(0.81)	0.35	1.59	—	1.94	—	12.12	(7.01)	0.19	0.19	0.19	1.89	64,302	58
05-31-21	11.97	0.22	•	3.29	3.51	0.30	0.31	—	0.61	—	14.87	29.73	0.38	0.38	0.38	1.58	34,878	98
05-31-20	11.75	0.23		0.51	0.74	0.22	0.30	—	0.52	—	11.97	6.08	0.41	0.41	0.41	2.04	21,771	93
05-31-19	12.31	0.21		(0.16)	0.05	0.24	0.37	—	0.61	—	11.75	0.79	0.42	0.42	0.42	1.74	15,534	103
05-31-18	11.90	0.25	•	0.79	1.04	0.29	0.34	—	0.63	—	12.31	8.78	2.53	0.13	0.13	1.99	5,852	80
Voya Target Retirement 2035 Fund
Class A
05-31-22	15.23	0.23	•	(1.04)	(0.81)	0.32	2.06	—	2.38	—	12.04	(7.26)	0.50	0.50	0.50	1.58	11,446	59
05-31-21	11.84	0.15	•	3.81	3.96	0.24	0.33	—	0.57	—	15.23	33.87	0.69	0.69	0.69	1.08	11,286	106
05-31-20	11.66	0.20	•	0.49	0.69	0.19	0.32	—	0.51	—	11.84	5.69	0.72	0.72	0.72	1.67	6,316	95
05-31-19	12.36	0.17		(0.24)	(0.07)	0.21	0.42	—	0.63	—	11.66	(0.21)	0.72	0.72	0.72	1.47	2,541	124
05-31-18	11.98	0.18	•	0.96	1.14	0.25	0.51	—	0.76	—	12.36	9.51	3.30	0.43	0.43	1.44	1,997	99
Class I
05-31-22	15.34	0.25	•	(1.01)	(0.76)	0.36	2.06	—	2.42	—	12.16	(6.89)	0.20	0.20	0.20	1.68	399	59
05-31-21	11.91	0.19	•	3.84	4.03	0.27	0.33	—	0.60	—	15.34	34.29	0.39	0.39	0.39	1.39	967	106
05-31-20	11.71	0.24		0.49	0.73	0.21	0.32	—	0.53	—	11.91	6.01	0.42	0.42	0.42	1.96	642	95
05-31-19	12.40	0.22		(0.25)	(0.03)	0.24	0.42	—	0.66	—	11.71	0.14	0.43	0.43	0.43	1.75	680	124
05-31-18	12.01	0.23		0.94	1.17	0.27	0.51	—	0.78	—	12.40	9.75	3.03	0.18	0.18	1.93	662	99
Class R
05-31-22	15.19	0.03	•	(0.87)	(0.84)	0.30	2.06	—	2.36	—	11.99	(7.48)	0.75	0.75	0.75	0.25	696	59
05-31-21	11.81	0.04	•	3.87	3.91	0.20	0.33	—	0.53	—	15.19	33.50	0.94	0.94	0.94	0.30	61	106
05-31-20	11.64	0.08		0.58	0.66	0.17	0.32	—	0.49	—	11.81	5.46	0.97	0.97	0.97	0.63	6	95
06-01-18(5)–05-31-19	12.45	0.15	•	(0.34)	(0.19)	0.20	0.42	—	0.62	—	11.64	(1.15)	0.97	0.97	0.97	1.24	3	124
Class R6
05-31-22	15.31	0.26	•	(1.01)	(0.75)	0.37	2.06	—	2.43	—	12.13	(6.89)	0.19	0.19	0.19	1.82	66,848	59
05-31-21	11.89	0.19	•	3.84	4.03	0.28	0.33	—	0.61	—	15.31	34.27	0.38	0.38	0.38	1.39	40,475	106
05-31-20	11.69	0.22		0.52	0.74	0.22	0.32	—	0.54	—	11.89	6.03	0.41	0.41	0.41	1.92	24,983	95
05-31-19	12.39	0.19	•	(0.23)	(0.04)	0.24	0.42	—	0.66	—	11.69	0.08	0.42	0.42	0.42	1.60	17,084	124
05-31-18	12.00	0.23	•	0.95	1.18	0.28	0.51	—	0.79	—	12.39	9.79	2.99	0.13	0.13	1.84	4,368	99

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
Year or period	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2040 Fund
Class A
05-31-22	16.08	0.21	•	(1.02)	(0.81)	0.35	2.19	—	2.54	—	12.73	(7.11)	0.52	0.52	0.52	1.40	11,929	61
05-31-21	12.06	0.14	•	4.40	4.54	0.22	0.30	—	0.52	—	16.08	38.07	0.71	0.71	0.71	0.97	9,349	112
05-31-20	11.85	0.22	•	0.52	0.74	0.18	0.35	—	0.53	—	12.06	5.87	0.74	0.74	0.74	1.77	4,759	101
05-31-19	12.62	0.17		(0.33)	(0.16)	0.20	0.41	—	0.61	—	11.85	(0.84)	0.73	0.73	0.73	1.36	2,473	130
05-31-18	12.12	0.19	•	1.03	1.22	0.24	0.48	—	0.72	—	12.62	10.07	4.65	0.41	0.41	1.48	2,032	104
Class I
05-31-22	16.17	0.28	•	(1.04)	(0.76)	0.39	2.19	—	2.58	—	12.83	(6.75)	0.23	0.23	0.23	1.87	353	61
05-31-21	12.12	0.17	•	4.42	4.59	0.24	0.30	—	0.54	—	16.17	38.37	0.42	0.42	0.42	1.16	51	112
05-31-20	11.90	0.27	•	0.49	0.76	0.19	0.35	—	0.54	—	12.12	6.07	0.45	0.45	0.45	2.13	32	101
05-31-19	12.67	0.21		(0.34)	(0.13)	0.23	0.41	—	0.64	—	11.90	(0.59)	0.45	0.45	0.45	1.66	104	130
05-31-18	12.15	0.23		1.03	1.26	0.26	0.48	—	0.74	—	12.67	10.39	4.42	0.16	0.16	1.77	91	104
Class R
05-31-22	16.05	0.18	•	(1.03)	(0.85)	0.33	2.19	—	2.52	—	12.68	(7.33)	0.77	0.77	0.77	1.20	26	61
05-31-21	12.06	0.09	•	4.40	4.49	0.20	0.30	—	0.50	—	16.05	37.70	0.96	0.96	0.96	0.62	13	112
05-31-20	11.84	0.16		0.54	0.70	0.13	0.35	—	0.48	—	12.06	5.59	0.99	0.99	0.99	1.29	3	101
06-01-18(5)–05-31-19	12.73	0.13		(0.41)	(0.28)	0.20	0.41	—	0.61	—	11.84	(1.84)	0.98	0.98	0.98	1.16	3	130
Class R6
05-31-22	16.18	0.26	•	(1.03)	(0.77)	0.39	2.19	—	2.58	—	12.83	(6.80)	0.19	0.19	0.19	1.71	50,600	61
05-31-21	12.12	0.18	•	4.43	4.61	0.25	0.30	—	0.55	—	16.18	38.51	0.38	0.38	0.38	1.24	28,811	112
05-31-20	11.89	0.21		0.57	0.78	0.20	0.35	—	0.55	—	12.12	6.20	0.41	0.41	0.41	1.86	17,929	101
05-31-19	12.66	0.17	•	(0.29)	(0.12)	0.24	0.41	—	0.65	—	11.89	(0.55)	0.42	0.42	0.42	1.42	11,916	130
05-31-18	12.14	0.23	•	1.04	1.27	0.27	0.48	—	0.75	—	12.66	10.44	4.34	0.11	0.11	1.81	2,661	104
Voya Target Retirement 2045 Fund
Class A
05-31-22	16.56	0.20	•	(0.93)	(0.73)	0.36	2.89	—	3.25	—	12.58	(6.95)	0.55	0.55	0.55	1.30	7,739	57
05-31-21	12.13	0.11	•	4.78	4.89	0.19	0.27	—	0.46	—	16.56	40.67	0.74	0.74	0.74	0.78	6,396	115
05-31-20	12.01	0.20	•	0.52	0.72	0.18	0.42	—	0.60	—	12.13	5.61	0.76	0.76	0.76	1.59	3,535	101
05-31-19	12.82	0.16		(0.39)	(0.23)	0.18	0.40	—	0.58	—	12.01	(1.38)	0.76	0.76	0.76	1.30	1,922	135
05-31-18	12.24	0.16	•	1.12	1.28	0.22	0.48	—	0.70	—	12.82	10.47	4.25	0.42	0.42	1.28	1,571	82
Class I
05-31-22	16.67	0.27	•	(0.96)	(0.69)	0.41	2.89	—	3.30	—	12.68	(6.67)	0.19	0.19	0.19	1.76	272	57
05-31-21	12.19	0.19	•	4.78	4.97	0.22	0.27	—	0.49	—	16.67	41.21	0.40	0.40	0.40	1.27	231	115
05-31-20	12.06	0.27	•	0.48	0.75	0.20	0.42	—	0.62	—	12.19	5.88	0.44	0.44	0.44	2.11	27	101
05-31-19	12.86	0.21		(0.40)	(0.19)	0.21	0.40	—	0.61	—	12.06	(1.02)	0.42	0.42	0.42	1.62	87	135
05-31-18	12.28	0.21	•	1.10	1.31	0.25	0.48	—	0.73	—	12.86	10.67	3.99	0.17	0.17	1.62	84	82
Class R
05-31-22	16.55	0.16	•	(0.94)	(0.78)	0.31	2.89	—	3.20	—	12.57	(7.23)	0.80	0.80	0.80	1.08	6	57
05-31-21	12.12	0.08	•	4.77	4.85	0.15	0.27	—	0.42	—	16.55	40.39	0.99	0.99	0.99	0.53	6	115
05-31-20	11.99	0.14		0.54	0.68	0.13	0.42	—	0.55	—	12.12	5.34	1.01	1.01	1.01	1.08	4	101
06-01-18(5)–05-31-19	12.93	0.13		(0.49)	(0.36)	0.18	0.40	—	0.58	—	11.99	(2.42)	1.01	1.01	1.01	1.07	3	135
Class R6
05-31-22	16.67	0.24	•	(0.92)	(0.68)	0.41	2.89	—	3.30	—	12.69	(6.60)	0.19	0.19	0.19	1.59	56,301	57
05-31-21	12.19	0.16	•	4.82	4.98	0.23	0.27	—	0.50	—	16.67	41.23	0.38	0.38	0.38	1.11	33,633	115
05-31-20	12.05	0.22		0.55	0.77	0.21	0.42	—	0.63	—	12.19	5.98	0.41	0.41	0.41	1.74	20,314	101
05-31-19	12.86	0.16	•	(0.35)	(0.19)	0.22	0.40	—	0.62	—	12.05	(1.06)	0.42	0.42	0.42	1.27	15,349	135
05-31-18	12.27	0.21	•	1.12	1.33	0.26	0.48	—	0.74	—	12.86	10.82	3.92	0.12	0.12	1.66	3,066	82

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
Year or period	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2050 Fund
Class A
05-31-22	16.36	0.19	•	(0.98)	(0.79)	0.38	2.57	—	2.95	—	12.62	(7.26)	0.54	0.54	0.54	1.28	7,734	58
05-31-21	11.83	0.11	•	4.71	4.82	0.17	0.12	—	0.29	—	16.36	40.98	0.74	0.74	0.74	0.78	7,243	110
05-31-20	11.74	0.18	•	0.51	0.69	0.17	0.43	—	0.60	—	11.83	5.44	0.77	0.78	0.78	1.52	4,589	98
05-31-19	12.77	0.14		(0.41)	(0.27)	0.20	0.56	—	0.76	—	11.74	(1.55)	0.77	0.76	0.76	1.15	2,278	135
05-31-18	12.25	0.14	•	1.16	1.30	0.23	0.55	—	0.78	—	12.77	10.60	5.43	0.42	0.42	1.08	1,749	86
Class I
05-31-22	16.45	0.25	•	(1.00)	(0.75)	0.42	2.57	—	2.99	—	12.71	(6.97)	0.22	0.22	0.22	1.60	471	58
05-31-21	11.90	0.17	•	4.70	4.87	0.20	0.12	—	0.32	—	16.45	41.25	0.41	0.41	0.41	1.15	451	110
05-31-20	11.78	0.21		0.53	0.74	0.19	0.43	—	0.62	—	11.90	5.86	0.45	0.46	0.46	1.69	149	98
05-31-19	12.81	0.19		(0.43)	(0.24)	0.23	0.56	—	0.79	—	11.78	(1.30)	0.46	0.45	0.45	1.43	129	135
05-31-18	12.27	0.21		1.13	1.34	0.25	0.55	—	0.80	—	12.81	10.97	5.13	0.17	0.17	1.58	106	86
Class R
05-31-22	16.32	0.15	•	(0.98)	(0.83)	0.33	2.57	—	2.90	—	12.59	(7.52)	0.79	0.79	0.79	0.98	131	58
05-31-21	11.79	0.06	•	4.70	4.76	0.11	0.12	—	0.23	—	16.32	40.61	0.99	0.99	0.99	0.43	155	110
05-31-20	11.72	0.16	•	0.51	0.67	0.17	0.43	—	0.60	—	11.79	5.29	1.02	1.03	1.03	1.32	153	98
06-01-18(5)–05-31-19	12.89	0.12		(0.54)	(0.42)	0.19	0.56	—	0.75	—	11.72	(2.71)	1.02	1.01	1.01	0.90	3	135
Class R6
05-31-22	16.46	0.23	•	(0.97)	(0.74)	0.43	2.57	—	3.00	—	12.72	(6.93)	0.19	0.19	0.19	1.54	38,536	58
05-31-21	11.89	0.15	•	4.74	4.89	0.20	0.12	—	0.32	—	16.46	41.48	0.38	0.38	0.38	1.05	22,567	110
05-31-20	11.77	0.21		0.54	0.75	0.20	0.43	—	0.63	—	11.89	5.90	0.42	0.43	0.43	1.68	11,838	98
05-31-19	12.81	0.14	•	(0.38)	(0.24)	0.24	0.56	—	0.80	—	11.77	(1.34)	0.43	0.42	0.42	1.14	7,951	135
05-31-18	12.27	0.19	•	1.16	1.35	0.26	0.55	—	0.81	—	12.81	11.02	5.07	0.12	0.12	1.51	1,926	86
Voya Target Retirement 2055 Fund
Class A
05-31-22	16.35	0.18	•	(0.95)	(0.77)	0.36	2.94	—	3.30	—	12.28	(7.40)	0.60	0.60	0.60	1.23	4,360	49
05-31-21	11.79	0.11	•	4.74	4.85	0.16	0.13	—	0.29	—	16.35	41.43	0.78	0.78	0.78	0.74	3,895	116
05-31-20	11.85	0.16		0.57	0.73	0.18	0.61	—	0.79	—	11.79	5.55	0.76	0.77	0.77	1.40	2,779	112
05-31-19	12.87	0.13	•	(0.41)	(0.28)	0.19	0.55	—	0.74	—	11.85	(1.68)	0.80	0.78	0.78	1.07	1,659	121
05-31-18	12.30	0.16	•	1.14	1.30	0.22	0.51	—	0.73	—	12.87	10.61	5.53	0.42	0.42	1.27	1,270	71
Class I
05-31-22	16.45	0.24	•	(0.95)	(0.71)	0.42	2.94	—	3.36	—	12.38	(7.03)	0.24	0.24	0.24	1.58	341	49
05-31-21	11.85	0.17	•	4.76	4.93	0.20	0.13	—	0.33	—	16.45	41.89	0.41	0.41	0.41	1.14	349	116
05-31-20	11.89	0.21		0.57	0.78	0.21	0.61	—	0.82	—	11.85	5.96	0.42	0.43	0.43	1.69	88	112
05-31-19	12.91	0.19		(0.43)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.38)	0.44	0.42	0.42	1.47	83	121
05-31-18	12.33	0.21		1.13	1.34	0.25	0.51	—	0.76	—	12.91	10.88	5.22	0.17	0.17	1.57	84	71
Class R
05-31-22	16.26	0.13	•	(0.92)	(0.79)	0.35	2.94	—	3.29	—	12.18	(7.60)	0.85	0.85	0.85	0.91	50	49
05-31-21	11.76	0.06	•	4.72	4.78	0.15	0.13	—	0.28	—	16.26	40.94	1.03	1.03	1.03	0.40	28	116
05-31-20	11.83	0.12	•	0.58	0.70	0.16	0.61	—	0.77	—	11.76	5.32	1.01	1.02	1.02	0.98	10	112
06-01-18(5)–05-31-19	12.99	0.12		(0.54)	(0.42)	0.19	0.55	—	0.74	—	11.83	(2.82)	1.05	1.03	1.03	0.86	3	121
Class R6
05-31-22	16.45	0.23	•	(0.93)	(0.70)	0.43	2.94	—	3.37	—	12.38	(6.99)	0.19	0.19	0.19	1.53	30,690	49
05-31-21	11.84	0.15	•	4.79	4.94	0.20	0.13	—	0.33	—	16.45	42.02	0.38	0.38	0.38	1.03	18,329	116
05-31-20	11.89	0.20	•	0.57	0.77	0.21	0.61	—	0.82	—	11.84	5.88	0.42	0.43	0.43	1.62	11,057	112
05-31-19	12.91	0.13	•	(0.37)	(0.24)	0.23	0.55	—	0.78	—	11.89	(1.35)	0.44	0.42	0.42	1.10	7,646	121
05-31-18	12.32	0.21	•	1.15	1.36	0.26	0.51	—	0.77	—	12.91	11.02	5.18	0.12	0.12	1.59	1,859	71

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
Year or period	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Target Retirement 2060 Fund
Class A
05-31-22	15.16	0.18	•	(0.90)	(0.72)	0.33	2.51	—	2.84	—	11.60	(7.26)	0.61	0.61	0.61	1.30	3,968	60
05-31-21	10.90	0.08	•	4.46	4.54	0.15	0.13	—	0.28	—	15.16	41.89	0.77	0.77	0.77	0.61	4,667	110
05-31-20	10.89	0.15		0.51	0.66	0.15	0.50	—	0.65	—	10.90	5.61	0.78	0.80	0.80	1.38	2,803	109
05-31-19	12.14	0.13	•	(0.42)	(0.29)	0.19	0.77	—	0.96	—	10.89	(1.76)	0.78	0.73	0.73	1.10	1,274	114
05-31-18	11.62	0.15	•	1.09	1.24	0.22	0.50	—	0.72	—	12.14	10.65	7.38	0.42	0.42	1.27	1,016	69
Class I
05-31-22	15.23	0.30	•	(0.97)	(0.67)	0.39	2.51	—	2.90	—	11.66	(6.93)	0.19	0.19	0.19	2.04	52	60
05-31-21	10.93	0.14	•	4.47	4.61	0.18	0.13	—	0.31	—	15.23	42.50	0.39	0.39	0.39	1.07	160	110
05-31-20	10.91	0.19		0.51	0.70	0.18	0.50	—	0.68	—	10.93	5.90	0.44	0.46	0.46	1.67	122	109
05-31-19	12.15	0.18		(0.43)	(0.25)	0.22	0.77	—	0.99	—	10.91	(1.39)	0.47	0.42	0.42	1.46	125	114
05-31-18	11.64	0.22	•	1.04	1.26	0.25	0.50	—	0.75	—	12.15	10.80	7.16	0.17	0.17	1.82	120	69
Class R
05-31-22	15.15	0.16	•	(0.91)	(0.75)	0.32	2.51	—	2.83	—	11.57	(7.49)	0.86	0.86	0.86	1.16	10	60
05-31-21	10.89	0.04	•	4.45	4.49	0.10	0.13	—	0.23	—	15.15	41.45	1.02	1.02	1.02	0.27	9	110
05-31-20	10.88	0.12		0.52	0.64	0.13	0.50	—	0.63	—	10.89	5.37	1.03	1.05	1.05	1.05	6	109
06-01-18(5)–05-31-19	12.25	0.09	•	(0.51)	(0.42)	0.18	0.77	—	0.95	—	10.88	(2.77)	1.03	0.98	0.98	0.75	6	114
Class R6
05-31-22	15.24	0.21	•	(0.88)	(0.67)	0.39	2.51	—	2.90	—	11.67	(6.92)	0.19	0.19	0.19	1.53	16,991	60
05-31-21	10.94	0.13	•	4.48	4.61	0.18	0.13	—	0.31	—	15.24	42.45	0.38	0.38	0.38	0.98	10,641	110
05-31-20	10.92	0.18		0.52	0.70	0.18	0.50	—	0.68	—	10.94	5.89	0.44	0.46	0.46	1.57	5,619	109
05-31-19	12.16	0.13	•	(0.38)	(0.25)	0.22	0.77	—	0.99	—	10.92	(1.36)	0.47	0.42	0.42	1.10	3,217	114
05-31-18	11.64	0.19	•	1.08	1.27	0.25	0.50	—	0.75	—	12.16	10.91	7.09	0.12	0.12	1.51	861	69
Voya Target Retirement 2065 Fund
Class A
05-31-22	12.89	0.16	•	(0.79)	(0.63)	0.30	1.87	—	2.17	—	10.09	(7.12)	0.46	0.46	0.46	1.34	1,246	38
07-29-20(5)–05-31-21	10.00	0.08	•	2.97	3.05	0.14	0.02	—	0.16	—	12.89	30.61	0.67	0.67	0.67	0.82	1,320	87
Class I
05-31-22	12.91	0.19	•	(0.79)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.90)	0.23	0.23	0.23	1.56	71	38
07-29-20(5)–05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.02	76	87
Class R
05-31-22	12.88	0.09	•	(0.76)	(0.67)	0.28	1.87	—	2.15	—	10.06	(7.40)	0.71	0.71	0.71	0.74	10	38
07-29-20(5)–05-31-21	10.00	0.05	•	2.98	3.03	0.13	0.02	—	0.15	—	12.88	30.40	0.92	0.92	0.92	0.56	7	87
Class R6
05-31-22	12.91	0.18	•	(0.78)	(0.60)	0.33	1.87	—	2.20	—	10.11	(6.89)	0.21	0.21	0.21	1.53	5,108	38
07-29-20(5)–05-31-21	10.00	0.10	•	2.97	3.07	0.14	0.02	—	0.16	—	12.91	30.92	0.42	0.42	0.42	1.05	4,032	87

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of the Underlying Funds.
(5)	Commencement of operations.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2022

NOTE 1 — ORGANIZATION

Voya Separate Portfolios Trust (the “Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separate active investment series. The ten series (each, a “Fund” and collectively, the “Funds”) included in this report are: Voya Target In-Retirement Fund (“In-Retirement”), Voya Target Retirement 2025 Fund (“Retirement 2025”), Voya Target Retirement 2030 Fund (“Retirement 2030”), Voya Target Retirement 2035 Fund (“Retirement 2035”), Voya Target Retirement 2040 Fund (“Retirement 2040”), Voya Target Retirement 2045 Fund (“Retirement 2045”), Voya Target Retirement 2050 Fund (“Retirement 2050”), Voya Target Retirement 2055 Fund (“Retirement 2055”), Voya Target Retirement 2060 Fund (“Retirement 2060”), and Voya Target Retirement 2065 Fund (“Retirement 2065”), each a diversified series of the Trust.

Each Fund offers the following classes of shares: Class A, Class I, Class R and Class R6. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees (if any), shareholder servicing fees (if any) and transfer agency fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund are charged directly to that fund. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the

Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.

The investment companies in which the Funds invest are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2022 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service. (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before

Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.

Each investment asset or liability of a Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2022 (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolio of Investments. The Funds classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as distributions of realized gains from Underlying Funds.

C.  Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

Reported net realized foreign exchange gains or losses arise from the difference between the amounts of foreign withholding tax reclaims recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses arise from changes in the value of foreign/withholding tax reclaim receivables, resulting from changes in the exchange rate.

D.  Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. The Funds declare and pay dividends and capital gain distributions, if any, at least annually to comply with the distribution requirements of the Internal Revenue Code and may make distributions on a more frequent basis. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2022 (CONTINUED)

NOTE 3 — INVESTMENT TRANSACTIONS

For the year ended May 31, 2022, the cost of purchases and the proceeds from the sales of investments were as follows:

	Purchases	Sales
In-Retirement	$39,292,656	$24,562,239
Retirement 2025	60,102,434	34,986,123
Retirement 2030	75,463,180	36,679,926
Retirement 2035	72,994,686	38,436,985
Retirement 2040	62,492,382	31,065,418
Retirement 2045	59,334,927	28,764,205
Retirement 2050	43,123,757	22,147,488
Retirement 2055	30,708,964	14,012,935
Retirement 2060	18,700,654	10,832,089
Retirement 2065	3,918,434	2,258,301

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Funds with advisory and administrative services under a management agreement (the “Bundled Fee Agreement”). Pursuant to this Bundled Fee Agreement, the Investment Adviser is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Fund, including, among other things, custodial, administrative, transfer agency (with the exception of fees paid for omnibus accounts or record keeping services), fund accounting, auditing and ordinary legal expenses. This Bundled Fee Agreement compensates the Investment Adviser with a management fee (a “unified fee”) equal to 0.18% of each Fund’s average daily net assets.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class R shares of each Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month to reimburse or compensate expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”)

paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each share class pays the Distributor Distribution Fees and/or Service Fees based on average daily net assets at the following rates:

Fund	Class A	Class R
In-Retirement	0.25%	0.50%
Retirement 2025	0.25%	0.50%
Retirement 2030	0.25%	0.50%
Retirement 2035	0.25%	0.50%
Retirement 2040	0.25%	0.50%
Retirement 2045	0.25%	0.50%
Retirement 2050	0.25%	0.50%
Retirement 2055	0.25%	0.50%
Retirement 2060	0.25%	0.50%
Retirement 2065	0.25%	0.50%

The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For year ended May 31, 2022, the Distributor retained the following amounts in sales charges:

Class A
Initial Sales Charges:
In-Retirement	$892
Retirement 2025	1,939
Retirement 2030	1,343
Retirement 2035	2,634
Retirement 2040	1,468
Retirement 2045	1,216
Retirement 2050	1,513
Retirement 2055	1,050
Retirement 2060	795
Retirement 2065	149
Contingent Deferred Sales Charges:
Retirement 2025	$1
Retirement 2030	1
Retirement 2045	20
Retirement 2050	2
Retirement 2055	13
Retirement 2060	51

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At May 31, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Funds:

Subsidiary	Fund	Percentage
Voya Institutional Trust Company	In-Retirement	25.83%
	Retirement 2025	22.91
	Retirement 2030	20.74
	Retirement 2035	19.36
	Retirement 2040	14.39
	Retirement 2045	19.51
	Retirement 2050	18.80
	Retirement 2055	15.09
	Retirement 2060	14.31

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2022 (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary	Fund	Percentage
Voya Investment Management Co. LLC	Retirement 2065	75.80
Voya Retirement Insurance and Annuity Company	In-Retirement	47.90
	Retirement 2025	49.90
	Retirement 2030	54.61
	Retirement 2035	56.85
	Retirement 2040	61.16
	Retirement 2045	61.92
	Retirement 2050	57.84
	Retirement 2055	64.31
	Retirement 2060	59.42
	Retirement 2065	18.30

The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the year ended May 31, 2022, the Funds did not pay any amounts for affiliated recordkeeping services.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Funds whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Fund(1)	Class A	Class I	Class R	Class R6
In-Retirement	0.65%	0.40%	0.90%	0.25%
Retirement 2025	0.65%	0.40%	0.90%	0.25%
Retirement 2030	0.65%	0.40%	0.90%	0.25%
Retirement 2035	0.65%	0.40%	0.90%	0.25%
Retirement 2040	0.65%	0.40%	0.90%	0.25%
Retirement 2045	0.65%	0.40%	0.90%	0.25%

Fund(1)	Class A	Class I	Class R	Class R6
Retirement 2050	0.65%	0.40%	0.90%	0.25%
Retirement 2055	0.65%	0.40%	0.90%	0.25%
Retirement 2060	0.65%	0.40%	0.90%	0.25%
Retirement 2065	0.65%	0.40%	0.90%	0.25%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of May 31, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	May 31,
	2023	2024	2025	Total
Retirement 2060	$—	$—	$44	$44

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of May 31, 2022, are as follows:

	May 31,
	2023	2024	2025	Total
Retirement 2055
Class A	$—	$—	$34	$34
Class R	—	—	1	1
Retirement 2060
Class A	—	—	5	5

The Expense Limitation Agreement is contractual through October 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 14, 2021, the Funds, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2022 (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

generally must be made within 60 days after the date of a revolving credit advance.

The following Funds utilized the line of credit during the year ended May 31, 2022.

Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
In-Retirement	1	$1,337,000	1.58%
Retirement 2035	1	502,000	1.35

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
In-Retirement
Class A
5/31/2022	212,308	—	77,657	(217,548)	72,417	2,437,121	—	880,626	(2,500,517)	817,230
5/31/2021	290,583	419,956	21,407	(236,835)	495,111	3,416,444	4,772,450	249,890	(2,732,912)	5,705,872
Class I
5/31/2022	61,446	—	15,902	(22,716)	54,632	754,630	—	180,966	(268,671)	666,925
5/31/2021	5,070	98,870	2,737	(6,725)	99,952	58,348	1,127,432	32,149	(76,524)	1,141,405
Class R
5/31/2022	1,472	—	581	(5,435)	(3,382)	17,213	—	6,581	(58,041)	(34,247)
5/31/2021	187	5,005	114	(605)	4,701	2,181	56,856	1,335	(6,863)	53,509
Class R6
5/31/2022	2,062,474	—	275,151	(941,430)	1,396,195	23,956,990	—	3,131,216	(10,620,310)	16,467,896
5/31/2021	413,871	1,249,531	57,653	(456,650)	1,264,405	4,790,050	14,246,685	675,120	(5,330,106)	14,381,749
Retirement 2025
Class A
5/31/2022	194,535	—	127,101	(114,120)	207,516	2,569,628	—	1,661,215	(1,506,341)	2,724,502
5/31/2021	254,920	—	38,057	(135,451)	157,526	3,380,399	—	509,961	(1,807,345)	2,083,015
Class I
5/31/2022	23,477	—	537	(22,067)	1,947	335,671	—	7,067	(327,287)	15,451
5/31/2021	777	—	189	(38)	928	10,400	—	2,544	(509)	12,435
Class R
5/31/2022	1,499	—	4,940	(13,797)	(7,358)	20,320	—	64,419	(201,708)	(116,969)
5/31/2021	1,420	—	2,225	(2,248)	1,397	18,971	—	29,729	(30,389)	18,311
Class R6
5/31/2022	2,684,780	—	418,952	(942,826)	2,160,906	35,344,270	—	5,505,034	(12,506,427)	28,342,877
5/31/2021	859,287	—	103,269	(637,011)	325,545	11,535,478	—	1,390,001	(8,553,651)	4,371,828
Retirement 2030
Class A
5/31/2022	270,089	—	121,851	(100,365)	291,575	3,648,639	—	1,670,575	(1,380,377)	3,938,837
5/31/2021	243,593	—	30,720	(97,973)	176,340	3,331,488	—	423,930	(1,317,518)	2,437,900
Class I
5/31/2022	57,678	—	14,345	(15,210)	56,813	871,196	—	197,963	(227,767)	841,392
5/31/2021	50,543	—	2,353	(3,043)	49,853	712,993	—	32,633	(44,271)	701,355
Class R
5/31/2022	2,622	—	935	(5)	3,552	38,344	—	12,753	(76)	51,021
5/31/2021	1,247	—	220	(1,252)	215	16,453	—	3,018	(18,249)	1,222
Class R6
5/31/2022	3,088,643	—	457,082	(587,326)	2,958,399	42,659,384	—	6,298,583	(7,913,455)	41,044,512
5/31/2021	801,766	—	96,182	(372,415)	525,533	10,825,010	—	1,333,082	(5,165,384)	6,992,708

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2022 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2035
Class A
5/31/2022	166,815	—	133,466	(91,188)	209,093	2,380,999	—	1,837,822	(1,312,381)	2,906,440
5/31/2021	233,365	—	25,685	(51,182)	207,868	3,231,017	—	360,362	(700,770)	2,890,609
Class I
5/31/2022	26,525	—	4,833	(61,599)	(30,241)	400,744	—	67,086	(955,104)	(487,274)
5/31/2021	7,236	—	2,557	(669)	9,124	97,687	—	36,080	(10,025)	123,742
Class R
5/31/2022	104,256	—	977	(51,266)	53,967	1,373,433	—	13,416	(627,517)	759,332
5/31/2021	3,511	—	19	—	3,530	50,070	—	273	—	50,343
Class R6
5/31/2022	2,954,204	—	597,811	(683,419)	2,868,596	41,361,782	—	8,279,683	(9,853,256)	39,788,209
5/31/2021	825,467	—	98,748	(381,280)	542,935	11,611,538	—	1,391,361	(5,392,405)	7,610,494
Retirement 2040
Class A
5/31/2022	335,396	—	112,522	(92,565)	355,353	4,887,552	—	1,645,076	(1,411,572)	5,121,056
5/31/2021	225,314	—	18,497	(56,835)	186,976	3,146,715	—	270,607	(782,181)	2,635,141
Class I
5/31/2022	24,299	—	4,331	(4,236)	24,394	392,273	—	63,755	(60,320)	395,708
5/31/2021	2,740	—	106	(2,308)	538	37,477	—	1,551	(30,632)	8,396
Class R
5/31/2022	990	—	231	(4)	1,217	14,765	—	3,362	(66)	18,061
5/31/2021	548	—	17	(3)	562	8,036	—	253	(37)	8,252
Class R6
5/31/2022	2,327,902	—	431,716	(597,355)	2,162,263	34,528,307	—	6,354,852	(8,572,295)	32,310,864
5/31/2021	582,413	—	57,094	(337,856)	301,651	8,543,088	—	839,288	(4,748,709)	4,633,667
Retirement 2045
Class A
5/31/2022	175,409	—	96,906	(43,319)	228,996	2,642,769	—	1,403,200	(672,399)	3,373,570
5/31/2021	113,092	—	10,512	(28,922)	94,682	1,618,513	—	157,258	(399,595)	1,376,176
Class I
5/31/2022	5,099	—	3,786	(1,304)	7,581	79,988	—	55,154	(17,252)	117,890
5/31/2021	12,672	—	401	(1,440)	11,633	179,934	—	6,023	(23,137)	162,820
Class R
5/31/2022	95	—	75	—	170	1,200	—	1,085	—	2,285
5/31/2021	—	—	9	—	9	—	—	138	—	138
Class R6
5/31/2022	2,543,912	—	541,786	(665,337)	2,420,361	36,665,802	—	7,899,239	(9,834,316)	34,730,725
5/31/2021	615,412	—	59,052	(323,363)	351,101	9,143,550	—	887,558	(4,837,007)	5,194,101
Retirement 2050
Class A
5/31/2022	137,731	—	97,769	(65,361)	170,139	2,099,340	—	1,423,514	(1,001,986)	2,520,868
5/31/2021	152,068	—	8,596	(105,672)	54,992	2,182,807	—	127,050	(1,552,398)	757,459
Class I
5/31/2022	4,652	—	5,987	(1,058)	9,581	71,073	—	87,712	(16,489)	142,296
5/31/2021	16,014	—	585	(1,665)	14,934	218,149	—	8,681	(26,833)	199,997
Class R
5/31/2022	1,178	—	1,657	(1,923)	912	17,581	—	24,094	(32,069)	9,606
5/31/2021	1,118	—	143	(4,703)	(3,442)	15,966	—	2,115	(59,089)	(41,008)
Class R6
5/31/2022	1,785,828	—	369,011	(495,638)	1,659,201	26,342,532	—	5,406,011	(7,221,373)	24,527,170
5/31/2021	592,465	—	26,174	(242,700)	375,939	8,586,932	—	388,419	(3,523,320)	5,452,031
Retirement 2055
Class A
5/31/2022	91,605	—	63,677	(38,455)	116,827	1,400,729	—	902,934	(566,167)	1,737,496
5/31/2021	94,894	—	5,516	(97,848)	2,562	1,323,245	—	81,368	(1,441,951)	(37,338)
Class I
5/31/2022	2,468	—	5,022	(1,219)	6,271	36,937	—	71,658	(20,418)	88,177
5/31/2021	13,402	—	439	(20)	13,821	181,581	—	6,511	(296)	187,796
Class R
5/31/2022	1,821	—	576	(4)	2,393	26,316	—	8,106	(60)	34,362
5/31/2021	904	—	27	(4)	927	12,689	—	391	(60)	13,020

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2022 (CONTINUED)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Retirement 2055 (continued)
Class R6
5/31/2022	1,308,834	—	331,153	(274,804)	1,365,183	18,874,429	—	4,725,556	(4,082,632)	19,517,353
5/31/2021	423,485	—	23,639	(266,070)	181,054	6,097,187	—	350,088	(3,968,394)	2,478,881
Retirement 2060
Class A
5/31/2022	95,434	—	67,066	(128,270)	34,230	1,321,087	—	898,682	(1,725,038)	494,731
5/31/2021	106,237	—	5,597	(61,149)	50,685	1,382,601	—	76,513	(779,081)	680,033
Class I
5/31/2022	1,742	—	2,101	(9,911)	(6,068)	25,626	—	28,257	(132,695)	(78,812)
5/31/2021	3,084	—	313	(4,048)	(651)	38,961	—	4,293	(59,655)	(16,401)
Class R
5/31/2022	434	—	180	(349)	265	6,119	—	2,415	(4,449)	4,085
5/31/2021	325	—	8	(313)	20	4,301	—	108	(3,863)	546
Class R6
5/31/2022	823,709	—	186,618	(252,968)	757,359	10,995,331	—	2,511,883	(3,349,811)	10,157,403
5/31/2021	272,491	—	13,825	(101,549)	184,767	3,609,563	—	189,539	(1,407,346)	2,391,756
Retirement 2065
Class A
5/31/2022	1,762	—	19,294	(4)	21,052	21,556	—	224,771	(48)	246,279
7/29/2020(1)-5/31/2021	101,045	—	1,336	—	102,381	1,011,793	—	15,520	—	1,027,313
Class I
5/31/2022	—	—	1,111	—	1,111	—	—	12,956	—	12,956
7/29/2020(1)-5/31/2021	5,812	—	71	—	5,883	60,000	—	818	—	60,818
Class R
5/31/2022	327	—	128	(1)	454	3,981	—	1,492	(12)	5,461
7/29/2020(1)-5/31/2021	500	—	6	—	506	5,000	—	72	—	5,072
Class R6
5/31/2022	147,103	—	64,540	(18,755)	192,888	1,661,467	—	752,539	(211,128)	2,202,878
7/29/2020(1)-5/31/2021	317,718	—	4,166	(9,548)	312,336	3,226,986	—	48,413	(120,335)	3,155,064

(1)	Commencement of operations.

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended May 31, 2022		Year Ended May 31, 2021
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
In-Retirement	$3,127,942	$1,071,447	$ 958,494	$—
Retirement 2025	3,386,753	3,850,982	1,730,418	201,817
Retirement 2030	3,733,789	4,446,085	1,484,950	307,713
Retirement 2035	4,510,208	5,687,799	1,583,527	204,549
Retirement 2040	4,236,650	3,830,395	1,001,755	109,944
Retirement 2045	4,413,288	4,945,390	868,935	182,042
Retirement 2050	3,237,341	3,703,990	466,980	59,285
Retirement 2055	2,557,681	3,150,573	381,287	57,071
Retirement 2060	1,577,126	1,864,111	250,218	20,235
Retirement 2065	850,246	141,512	64,823	—

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2022 (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings as of May 31, 2022 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Post-October Capital Losses Deferred	Unrealized Appreciation/ (Depreciation)	Other	Total Distributable Earnings/(Loss)
In-Retirement	$397,570	$346,378	$—	$(5,134,289)	$(142)	$(4,390,483)
Retirement 2025	405,848	1,454,698	—	(6,922,540)	(247)	(5,062,241)
Retirement 2030	196,176	2,733,484	(46,569)	(9,226,655)	(242)	(6,343,806)
Retirement 2035	123,493	3,221,085	(86,644)	(9,094,896)	(242)	(5,837,204)
Retirement 2040	41,481	2,545,285	(8,605)	(7,540,928)	(179)	(4,962,946)
Retirement 2045	18,020	2,577,687	—	(7,032,153)	(189)	(4,436,635)
Retirement 2050	—	2,046,662	(97,251)	(5,557,677)	(133)	(3,608,399)
Retirement 2055	—	1,429,834	(24,905)	(4,003,739)	(109)	(2,598,919)
Retirement 2060	—	1,163,292	(20,537)	(2,418,505)	(68)	(1,275,818)
Retirement 2065	—	237,353	(10,675)	(508,275)	(12)	(281,609)

At May 31, 2022, the Funds did not have any capital loss carryovers for U.S. federal income tax purposes.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.

As of May 31, 2022, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re- classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2022 (CONTINUED)

NOTE 12 — LIQUIDITY (continued)

During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Fund’s investments, including beyond a Fund’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 15 — REORGANIZATIONS

On August 7, 2020, In-Retirement (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Target Retirement 2020 Fund (“Acquired Fund”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on June 1, 2020, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended May 31, 2021, are as follows (Unaudited):

Net investment income	$649,322
Net realized and unrealized loss on investments	$3,700,800
Net decrease in net assets resulting from operations	$4,350,122

NOTES TO FINANCIAL STATEMENTS AS OF MAY 31, 2022 (CONTINUED)

NOTE 15 — REORGANIZATIONS (continued)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s statement of operations since August 7, 2020. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Fund (000s)	Total Net Assets of Acquiring Fund (000s)	Acquired Fund’s Capital Loss Carryforwards (000s)	Acquired Fund’s Unrealized Appreciation (000s)	Funds’ Conversion Ratio
$20,203	$12,655	$167	$1,176	1.0662

The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $32,858,081.

NOTE 16 — SUBSEQUENT EVENTS

Line of Credit Renewal: Effective June 13, 2022, the funds to which the Credit Agreement is available have entered into a renewed 364-Day Credit Agreement with BNY for an aggregate amount of $400,000,000 and will pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Target In–Retirement Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 23.9%
7,498	iShares 20+ Year Treasury Bond ETF	$873,967	2.0
55,734	iShares Core U.S. Aggregate Bond ETF	5,766,796	12.9
15,304	iShares MSCI Japan ETF	881,502	2.0
48,822	Vanguard FTSE Developed Markets ETF	2,221,889	5.0
4,043	Vanguard Mid-Cap ETF	881,253	2.0
	Total Exchange-Traded Funds (Cost $11,855,588)	10,625,407	23.9

MUTUAL FUNDS: 76.1%
	Affiliated Investment Companies: 56.2%
168,424	Voya Global Bond Fund — Class P3	1,335,600	3.0
124,596	Voya High Yield Bond Fund — Class P3	897,092	2.0
1,653,499	Voya Intermediate Bond Fund — Class P3	15,127,201	34.1
88,302	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	905,981	2.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
96,178	Voya Multi-Manager International Factors Fund — Class P3	$887,721	2.0
614,492	Voya Short Term Bond Fund — Class P3	5,806,945	13.1
		24,960,540	56.2

	Unaffiliated Investment Companies: 19.9%
195,193	TIAA-CREF S&P 500 Index Fund — Institutional Class	8,871,507	19.9

	Total Mutual Funds (Cost $36,780,009)	33,832,047	76.1
	Total Investments in Securities (Cost $48,635,597)	$44,457,454	100.0
	Assets in Excess of Other Liabilities	14,045	—
	Net Assets	$44,471,499	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$10,625,407	$—	$—	$10,625,407
Mutual Funds	33,832,047	—	—	33,832,047
Total Investments, at fair value	$44,457,454	$—	$—	$44,457,454

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class P3	$1,031,408	$849,993	$(357,106)	$(188,695)	$1,335,600	$(5,389)	$(5,958)	$—
Voya High Yield Bond Fund — Class P3	1,719,276	1,090,548	(1,696,569)	(216,163)	897,092	90,547	90,322	—
Voya Intermediate Bond Fund — Class P3	10,549,995	14,194,203	(8,303,566)	(1,313,434)	15,127,201	359,671	(465,248)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	685,118	819,248	(253,957)	(344,428)	905,981	16,605	(15,952)	111,608

See Accompanying Notes to Financial Statements

Voya Target In–Retirement Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Factors Fund — Class P3	$678,429	$1,992,168	$(1,669,559)	$(113,317)	$887,721	$42,638	$(101,725)	$100,961
Voya Short Term Bond Fund — Class P3	3,425,736	4,248,229	(1,662,907)	(204,112)	5,806,945	75,565	(30,412)	—
	$18,089,962	$23,194,389	$(13,943,664)	$(2,380,149)	$24,960,540	$579,637	$(528,973)	$212,569

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $49,591,744.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$56,941
Gross Unrealized Depreciation	(5,191,230)
Net Unrealized Depreciation	$(5,134,289)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 27.9%
10,969	iShares 20+ Year Treasury Bond ETF	$1,278,547	2.0
12,755	iShares Core S&P Small-Cap ETF	1,291,826	2.0
50,174	iShares Core U.S. Aggregate Bond ETF	5,191,504	8.0
22,547	iShares MSCI Japan ETF	1,298,707	2.0
30,347	Vanguard Emerging Markets ETF	1,324,343	2.0
128,558	Vanguard FTSE Developed Markets ETF	5,850,675	8.9
8,872	Vanguard Mid-Cap ETF	1,933,830	3.0
	Total Exchange-Traded Funds (Cost $19,966,110)	18,169,432	27.9

MUTUAL FUNDS: 72.1%
	Affiliated Investment Companies: 41.2%
246,495	Voya Global Bond Fund — Class P3	1,954,708	3.1
2,206,968	Voya Intermediate Bond Fund — Class P3	20,190,671	31.1
129,332	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,326,942	2.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
131,561	Voya Multi-Manager International Equity Fund — Class P3	$1,309,028	2.0
211,556	Voya Multi-Manager International Factors Fund — Class P3	1,952,666	3.0
		26,734,015	41.2

	Unaffiliated Investment Companies: 30.9%
442,806	TIAA-CREF S&P 500 Index Fund — Institutional Class	20,125,543	30.9

	Total Mutual Funds (Cost $50,546,947)	46,859,558	72.1
	Total Investments in Securities (Cost $70,513,057)	$65,028,990	100.0
	Assets in Excess of Other Liabilities	11,449	0.0
	Net Assets	$65,040,439	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$18,169,432	$—	$—	$18,169,432
Mutual Funds	46,859,558	—	—	46,859,558
Total Investments, at fair value	$65,028,990	$—	$—	$65,028,990

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class P3	$1,388,556	$1,249,964	$(417,338)	$(266,475)	$1,954,708	$(5,855)	$(6,382)	$—
Voya High Yield Bond Fund — Class P3	2,312,462	1,057,912	(3,253,772)	(116,602)	—	100,237	40,518	—
Voya Intermediate Bond Fund — Class P3	11,573,092	17,893,605	(7,644,217)	(1,631,809)	20,190,671	411,362	(490,185)	—

See Accompanying Notes to Financial Statements

Voya Target Retirement 2025 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	$936,810	$1,661,219	$(907,546)	$(363,540)	$1,326,942	$23,407	$(126,146)	$157,323
Voya Multi-Manager International Equity Fund — Class P3	—	1,526,199	(152,208)	(64,963)	1,309,028	—	(12,056)	—
Voya Multi-Manager International Factors Fund — Class P3	1,000,881	6,346,899	(5,307,721)	(87,393)	1,952,666	103,349	(399,269)	244,125
	$17,211,801	$29,735,798	$(17,682,802)	$(2,530,782)	$26,734,015	$632,500	$(993,520)	$401,448

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $71,951,531.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$56,178
Gross Unrealized Depreciation	(6,978,718)
Net Unrealized Depreciation	$(6,922,540)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 25.9%
13,415	iShares 20+ Year Treasury Bond ETF	$1,563,652	2.0
46,024	iShares Core U.S. Aggregate Bond ETF	4,762,103	6.0
27,383	iShares MSCI Japan ETF	1,577,244	2.0
37,117	Vanguard Emerging Markets ETF	1,619,786	2.0
174,704	Vanguard FTSE Developed Markets ETF	7,950,779	10.0
14,467	Vanguard Mid-Cap ETF	3,153,372	4.0
	Total Exchange-Traded Funds (Cost $22,620,276)	20,626,936	25.9

MUTUAL FUNDS: 74.1%
	Affiliated Investment Companies: 36.1%
2,262,930	Voya Intermediate Bond Fund — Class P3	20,702,641	26.1
158,039	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,621,475	2.0
241,141	Voya Multi-Manager International Equity Fund — Class P3	2,399,351	3.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
430,964	Voya Multi-Manager International Factors Fund — Class P3	$3,977,802	5.0
		28,701,269	36.1

	Unaffiliated Investment Companies: 38.0%
611,241	TIAA-CREF S&P 500 Index Fund — Institutional Class	27,780,906	35.0
110,577	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	2,366,345	3.0
		30,147,251	38.0
	Total Mutual Funds (Cost $64,192,367)	58,848,520	74.1
	Total Investments in Securities (Cost $86,812,643)	$79,475,456	100.0
	Assets in Excess of Other Liabilities	25,265	—
	Net Assets	$79,500,721	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$20,626,936	$—	$—	$20,626,936
Mutual Funds	58,848,520	—	—	58,848,520
Total Investments, at fair value	$79,475,456	$—	$—	$79,475,456

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$1,936,987	$1,964,206	$(3,773,369)	$(127,824)	$—	$94,574	$36,053	$—
Voya Intermediate Bond Fund — Class P3	9,668,999	18,132,071	(5,342,408)	(1,756,021)	20,702,641	375,111	(398,107)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	981,127	2,065,045	(1,011,092)	(413,605)	1,621,475	26,971	(177,092)	181,275

See Accompanying Notes to Financial Statements

Voya Target Retirement 2030 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class P3	$1,470,726	$3,689,933	$(2,311,199)	$(450,110)	$2,399,351	$28,432	$(347,118)	$350,301
Voya Multi-Manager International Factors Fund —Class P3	1,493,823	6,260,492	(3,347,142)	(429,371)	3,977,802	139,944	(321,772)	331,365
	$15,551,662	$32,111,747	$(15,785,210)	$(3,176,931)	$28,701,269	$665,033	$(1,208,036)	$862,941

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $88,702,111.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$28,506
Gross Unrealized Depreciation	(9,255,161)
Net Unrealized Depreciation	$(9,226,655)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 27.0%
13,380	iShares 20+ Year Treasury Bond ETF	$1,559,573	2.0
22,951	iShares Core U.S. Aggregate Bond ETF	2,374,740	3.0
27,310	iShares MSCI Japan ETF	1,573,037	2.0
55,527	Vanguard Emerging Markets ETF	2,423,198	3.0
226,512	Vanguard FTSE Developed Markets ETF	10,308,561	13.0
14,429	Vanguard Mid-Cap ETF	3,145,089	4.0
	Total Exchange-Traded Funds (Cost $23,513,292)	21,384,198	27.0

MUTUAL FUNDS: 73.0%
	Affiliated Investment Companies: 28.1%
1,564,836	Voya Intermediate Bond Fund — Class P3	14,316,059	18.0
158,219	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,623,329	2.1
321,786	Voya Multi-Manager International Equity Fund — Class P3	3,201,774	4.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
344,927	Voya Multi-Manager International Factors Fund — Class P3	$3,183,677	4.0
		22,324,839	28.1

	Unaffiliated Investment Companies: 44.9%
732,464	TIAA-CREF S&P 500 Index Fund — Institutional Class	33,290,509	41.9
110,409	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	2,362,749	3.0
		35,653,258	44.9
	Total Mutual Funds (Cost $62,794,310)	57,978,097	73.0
	Total Investments in Securities (Cost $86,307,602)	$79,362,295	100.0
	Assets in Excess of Other Liabilities	25,859	—
	Net Assets	$79,388,154	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$21,384,198	$—	$—	$21,384,198
Mutual Funds	57,978,097	—	—	57,978,097
Total Investments, at fair value	$79,362,295	$—	$—	$79,362,295

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$2,114,205	$1,108,121	$(3,088,308)	$(134,019)	$—	$92,750	$51,229	$—
Voya Intermediate Bond Fund — Class P3	7,386,312	12,270,072	(4,161,925)	(1,178,401)	14,316,059	270,545	(291,755)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,624,543	2,317,594	(1,972,492)	(346,316)	1,623,329	28,409	(264,437)	190,944

See Accompanying Notes to Financial Statements

Voya Target Retirement 2035 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class P3	$1,627,972	$5,410,890	$(3,370,377)	$(466,711)	$3,201,774	$39,034	$(606,910)	$480,470
Voya Multi-Manager International Factors Fund — Class P3	1,657,451	5,278,430	(3,423,938)	(328,266)	3,183,677	116,452	(284,287)	275,739
	$14,410,483	$26,385,107	$(16,017,040)	$(2,453,713)	$22,324,839	$547,190	$(1,396,160)	$947,153

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $88,457,191.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$22,359
Gross Unrealized Depreciation	(9,117,255)
Net Unrealized Depreciation	$(9,094,896)

See Accompanying Notes to Financial Statements

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 25.9%
10,612	iShares 20+ Year Treasury Bond ETF	$1,236,935	2.0
12,136	iShares Core U.S. Aggregate Bond ETF	1,255,712	2.0
21,660	iShares MSCI Japan ETF	1,247,602	2.0
29,360	Vanguard Emerging Markets ETF	1,281,270	2.0
193,476	Vanguard FTSE Developed Markets ETF	8,805,093	13.9
11,444	Vanguard Mid-Cap ETF	2,494,449	4.0
	Total Exchange-Traded Funds (Cost $17,860,675)	16,321,061	25.9

MUTUAL FUNDS: 74.1%
	Affiliated Investment Companies: 22.1%
688,914	Voya Intermediate Bond Fund — Class P3	6,302,603	10.0
187,837	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,927,209	3.1
318,426	Voya Multi-Manager International Equity Fund — Class P3	3,168,334	5.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
273,009	Voya Multi-Manager International Factors Fund — Class P3	$2,519,872	4.0
		13,918,018	22.1

	Unaffiliated Investment Companies: 52.0%
663,418	TIAA-CREF S&P 500 Index Fund — Institutional Class	30,152,347	48.0
116,673	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	2,496,810	4.0
		32,649,157	52.0
	Total Mutual Funds (Cost $50,599,992)	46,567,175	74.1
	Total Investments in Securities (Cost $68,460,667)	$62,888,236	100.0
	Assets in Excess of Other Liabilities	20,518	—
	Net Assets	$62,908,754	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,321,061	$—	$—	$16,321,061
Mutual Funds	46,567,175	—	—	46,567,175
Total Investments, at fair value	$62,888,236	$—	$—	$62,888,236

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$1,147,431	$733,109	$(1,810,227)	$(70,314)	$—	$54,801	$12,888	$—
Voya Intermediate Bond Fund — Class P3	2,688,914	6,774,296	(2,792,607)	(368,000)	6,302,603	110,107	(241,889)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,590,643	2,226,501	(1,297,583)	(592,351)	1,927,209	31,559	(114,143)	212,111

See Accompanying Notes to Financial Statements

Voya Target Retirement 2040 Fund	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class P3	$1,632,388	$5,588,998	$(3,620,962)	$(432,090)	$3,168,334	$37,874	$(652,614)	$466,920
Voya Multi-Manager International Factors Fund — Class P3	1,237,011	4,500,917	(2,972,510)	(245,547)	2,519,872	91,172	(262,127)	215,881
	$8,296,387	$19,823,821	$(12,493,889)	$(1,708,302)	$13,918,018	$325,513	$(1,257,885)	$894,912

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $70,429,164.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$15,628
Gross Unrealized Depreciation	(7,556,556)
Net Unrealized Depreciation	$(7,540,928)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2045 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 27.9%
10,848	iShares 20+ Year Treasury Bond ETF	$1,264,443	2.0
22,143	iShares MSCI Japan ETF	1,275,414	2.0
30,014	Vanguard Emerging Markets ETF	1,309,811	2.0
226,039	Vanguard FTSE Developed Markets ETF	10,287,035	15.9
11,699	Vanguard Mid-Cap ETF	2,550,031	4.0
21,759	Vanguard Short-Term Treasury ETF	1,289,220	2.0
	Total Exchange-Traded Funds (Cost $19,540,423)	17,975,954	27.9

MUTUAL FUNDS: 72.1%
	Affiliated Investment Companies: 17.1%
281,664	Voya Intermediate Bond Fund — Class P3	2,576,834	4.0
255,977	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	2,626,329	4.1
325,499	Voya Multi-Manager International Equity Fund — Class P3	3,238,718	5.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
279,035	Voya Multi-Manager International Factors Fund — Class P3	$2,575,493	4.0
		11,017,374	17.1

	Unaffiliated Investment Companies: 55.0%
720,523	TIAA-CREF S&P 500 Index Fund — Institutional Class	32,747,770	51.0
119,260	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	2,552,174	4.0
		35,299,944	55.0
	Total Mutual Funds (Cost $50,092,099)	46,317,318	72.1
	Total Investments in Securities (Cost $69,632,522)	$64,293,272	100.0
	Assets in Excess of Other Liabilities	24,409	—
	Net Assets	$64,317,681	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$17,975,954	$—	$—	$17,975,954
Mutual Funds	46,317,318	—	—	46,317,318
Total Investments, at fair value	$64,293,272	$—	$—	$64,293,272

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class P3	$806,087	$454,829	$(1,207,498)	$(53,418)	$—	$35,327	$21,108	$—
Voya Intermediate Bond Fund — Class P3	1,203,202	3,377,818	(1,892,380)	(111,806)	2,576,834	49,243	(150,729)	—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,957,723	2,718,777	(1,183,428)	(866,743)	2,626,329	38,625	(19,223)	259,605

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2045 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022 (continued)

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Equity Fund — Class P3	$1,485,736	$ 6,110,228	$ (4,007,594)	$ (349,652)	$ 3,238,718	$ 35,090	$(671,151)	$432,309
Voya Multi-Manager International Factors Fund — Class P3	1,144,008	4,778,478	(3,147,056)	(199,937)	2,575,493	83,545	(265,662)	197,821
	$6,596,756	$17,440,130	$(11,437,956)	$(1,581,556)	$11,017,374	$241,829	$(1,085,657)	$889,735

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $71,325,425.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$12,572
Gross Unrealized Depreciation	(7,044,725)
Net Unrealized Depreciation	$(7,032,153)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 26.9%
7,904	iShares 20+ Year Treasury Bond ETF	$921,290	2.0
16,134	iShares MSCI Japan ETF	954,363	2.0
21,869	Vanguard Emerging Markets ETF	954,363	2.0
144,112	Vanguard FTSE Developed Markets ETF	6,558,538	13.9
10,655	Vanguard Mid-Cap ETF	2,322,470	5.0
15,854	Vanguard Short-Term Treasury ETF	939,349	2.0
	Total Exchange-Traded Funds (Cost $13,765,833)	12,625,315	26.9

MUTUAL FUNDS: 73.1%
	Affiliated Investment Companies: 17.1%
102,723	Voya Intermediate Bond Fund — Class P3	939,773	2.0
186,534	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,913,841	4.1
284,722	Voya Multi-Manager International Equity Fund — Class P3	2,832,980	6.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
254,352	Voya Multi-Manager International Factors Fund — Class P3	$2,347,670	5.0
		8,034,264	17.1

	Unaffiliated Investment Companies: 56.0%
535,460	TIAA-CREF S&P 500 Index Fund — Institutional Class	24,336,664	52.0
86,921	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	1,860,103	4.0
		26,196,767	56.0
	Total Mutual Funds (Cost $37,333,834)	34,231,031	73.1
	Total Investments in Securities (Cost $51,099,667)	$46,856,346	100.0
	Assets in Excess of Other Liabilities	15,750	—
	Net Assets	$46,872,096	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$12,625,315	$—	$—	$12,625,315
Mutual Funds	34,231,031	—	—	34,231,031
Total Investments, at fair value	$46,856,346	$—	$—	$46,856,346

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$908,895	$1,369,679	$(1,325,802)	$(12,999)	$939,773	$28,506	$(106,992)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,611,848	1,927,826	(932,900)	(692,933)	1,913,841	32,020	(8,995)	215,213
Voya Multi-Manager International Equity Fund — Class P3	2,321,012	5,266,441	(4,211,288)	(543,185)	2,832,980	45,724	(693,004)	563,731

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2050 FUND	PORTFOLIO OF INVESTMENTS AS OF May 31, 2022 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Factors Fund —Class P3	$1,007,367	$ 3,013,379	$(1,381,553)	$ (291,523)	$2,347,670	$ 68,082	$ (89,622)	$161,207
	$5,849,122	$11,577,325	$(7,851,543)	$(1,540,640)	$8,034,264	$174,333	$(898,613)	$940,151

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $52,414,023.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$7,609
Gross Unrealized Depreciation	(5,565,286)
Net Unrealized Depreciation	$(5,557,677)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2055 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 26.9%
5,975	iShares 20+ Year Treasury Bond ETF	$696,446	2.0
12,195	iShares MSCI Japan ETF	702,413	2.0
16,531	Vanguard Emerging Markets ETF	721,413	2.0
108,931	Vanguard FTSE Developed Markets ETF	4,957,450	13.9
8,054	Vanguard Mid-Cap ETF	1,755,530	5.0
11,984	Vanguard Short-Term Treasury ETF	710,052	2.0
	Total Exchange-Traded Funds (Cost $10,376,126)	9,543,304	26.9

MUTUAL FUNDS: 73.1%
	Affiliated Investment Companies: 16.1%
38,875	Voya Intermediate Bond Fund — Class P3	355,655	1.0
141,116	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,447,850	4.1
215,383	Voya Multi-Manager International Equity Fund — Class P3	2,143,058	6.0
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
192,357	Voya Multi-Manager International Factors Fund — Class P3	$1,775,452	5.0
		5,722,015	16.1

	Unaffiliated Investment Companies: 57.0%
412,640	TIAA-CREF S&P 500 Index Fund — Institutional Class	18,754,502	53.0
65,719	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	1,406,396	4.0
		20,160,898	57.0
	Total Mutual Funds (Cost $28,111,486)	25,882,913	73.1
	Total Investments in Securities (Cost $38,487,612)	$35,426,217	100.0
	Assets in Excess of Other Liabilities	15,229	—
	Net Assets	$35,441,446	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$9,543,304	$—	$—	$9,543,304
Mutual Funds	25,882,913	—	—	25,882,913
Total Investments, at fair value	$35,426,217	$—	$—	$35,426,217

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$675,566	$745,478	$(1,074,136)	$8,747	$355,655	$19,672	$(87,237)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	1,109,692	1,413,977	(567,175)	(508,643)	1,447,850	23,065	(3,553)	155,022
Voya Multi-Manager International Equity Fund — Class P3	1,531,387	3,738,104	(2,726,513)	(399,919)	2,143,058	32,698	(501,871)	402,958

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2055 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Factors Fund — Class P3	$ 666,974	$2,263,306	$ (954,031)	$ (200,797)	$1,775,452	$ 48,689	$ (79,578)	$115,286
	$3,983,619	$8,160,865	$(5,321,855)	$(1,100,612)	$5,722,015	$124,124	$(672,239)	$673,266

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $39,429,955.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$5,195
Gross Unrealized Depreciation	(4,008,934)
Net Unrealized Depreciation	$(4,003,739)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 25.9%
3,540	iShares 20+ Year Treasury Bond ETF	$412,622	2.0
7,226	iShares MSCI Japan ETF	416,218	2.0
9,794	Vanguard Emerging Markets ETF	427,410	2.0
59,931	Vanguard FTSE Developed Markets ETF	2,727,460	13.0
4,772	Vanguard Mid-Cap ETF	1,040,153	4.9
7,100	Vanguard Short-Term Treasury ETF	420,675	2.0
	Total Exchange-Traded Funds (Cost $5,912,330)	5,444,538	25.9

MUTUAL FUNDS: 74.1%
	Affiliated Investment Companies: 16.2%
83,756	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	859,334	4.1
149,187	Voya Multi-Manager International Equity Fund — Class P3	1,484,415	7.1
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
114,222	Voya Multi-Manager International Factors Fund — Class P3	$1,054,267	5.0
		3,398,016	16.2

	Unaffiliated Investment Companies: 57.9%
249,394	TIAA-CREF S&P 500 Index Fund — Institutional Class	11,334,976	53.9
38,978	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	834,134	4.0
		12,169,110	57.9
	Total Mutual Funds (Cost $16,939,031)	15,567,126	74.1
	Total Investments in Securities (Cost $22,851,361)	$21,011,664	100.0
	Assets in Excess of Other Liabilities	9,794	0.0
	Net Assets	$21,021,458	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,444,538	$—	$—	$5,444,538
Mutual Funds	15,567,126	—	—	15,567,126
Total Investments, at fair value	$21,011,664	$—	$—	$21,011,664

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$308,451	$170,942	$(485,601)	$6,208	$—	$7,245	$(28,091)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	765,868	880,833	(490,336)	(297,031)	859,334	15,181	(25,752)	102,032
Voya Multi-Manager International Equity Fund — Class P3	1,051,848	2,271,826	(1,527,391)	(311,868)	1,484,415	21,416	(255,298)	263,900

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2060 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Factors Fund — Class P3	$457,403	$1,397,924	$(687,699)	$(113,362)	$1,054,267	$31,895	$(63,575)	$75,521
	$2,583,570	$4,721,525	$(3,191,027)	$(716,053)	$3,398,016	$75,737	$(372,716)	$441,453

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $23,430,169.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,365
Gross Unrealized Depreciation	(2,420,870)
Net Unrealized Depreciation	$(2,418,505)

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2065 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 25.9%
1,084	iShares 20+ Year Treasury Bond ETF	$126,351	2.0
2,213	iShares MSCI Japan ETF	127,469	2.0
2,999	Vanguard Emerging Markets ETF	130,876	2.0
18,354	Vanguard FTSE Developed Markets ETF	835,291	13.0
1,461	Vanguard Mid-Cap ETF	318,454	4.9
2,174	Vanguard Short-Term Treasury ETF	128,810	2.0
	Total Exchange-Traded Funds (Cost $1,817,100)	1,667,251	25.9

MUTUAL FUNDS: 74.1%
	Affiliated Investment Companies: 16.2%
25,622	Voya Multi-Manager Emerging Markets Equity Fund — Class P3	262,882	4.1
45,627	Voya Multi-Manager International Equity Fund — Class P3	453,986	7.1
Shares		Value	Percentage of Net Assets

MUTUAL FUNDS: (continued)
	Affiliated Investment Companies: (continued)
34,936	Voya Multi-Manager International Factors Fund — Class P3	$322,456	5.0
		1,039,324	16.2

	Unaffiliated Investment Companies: 57.9%
76,326	TIAA-CREF S&P 500 Index Fund — Institutional Class	3,469,001	53.9
11,930	TIAA-CREF SmallCap Blend Index Fund — Institutional Class	255,299	4.0
		3,724,300	57.9
	Total Mutual Funds (Cost $5,067,622)	4,763,624	74.1
	Total Investments in Securities (Cost $6,884,722)	$6,430,875	100.0
	Assets in Excess of Other Liabilities	2,730	0.0
	Net Assets	$6,433,605	100.0

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of May 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$1,667,251	$—	$—	$1,667,251
Mutual Funds	4,763,624	—	—	4,763,624
Total Investments, at fair value	$6,430,875	$—	$—	$6,430,875

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the year ended May 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Intermediate Bond Fund — Class P3	$108,300	$28,324	$(140,643)	$4,019	$—	$2,430	$(11,122)	$—
Voya Multi-Manager Emerging Markets Equity Fund — Class P3	273,410	181,085	(82,546)	(109,067)	262,882	4,821	4,668	32,402
Voya Multi-Manager International Equity Fund — Class P3	382,089	416,307	(178,044)	(166,367)	453,986	6,663	(12,628)	81,783

See Accompanying Notes to Financial Statements

VOYA TARGET RETIREMENT 2065 FUND	PORTFOLIO OF INVESTMENTS AS OF MAY 31, 2022 (CONTINUED)

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 5/31/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Multi-Manager International Factors Fund — Class P3	$166,119	$301,471	$(89,577)	$(55,557)	$322,456	$9,931	$(56)	$23,514
	$929,918	$927,187	$(490,810)	$(326,972)	$1,039,324	$23,845	$(19,138)	$137,699

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At May 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $6,939,150.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$743
Gross Unrealized Depreciation	(509,018)
Net Unrealized Depreciation	$(508,275)

See Accompanying Notes to Financial Statements

TAX INFORMATION (UNAUDITED)

Dividends and distributions paid during the year ended May 31, 2022 were as follows:

Fund Name	Type	Per Share Amount
Voya Target In-Retirement Fund
Class A	NII	$0.2011
Class I	NII	$0.2388
Class R	NII	$0.1812
Class R6	NII	$0.2402
All Classes	STCG	$0.6185
All Classes	LTCG	$0.2912
Voya Target Retirement 2025 Fund
Class A	NII	$0.2628
Class I	NII	$0.2524
Class R	NII	$0.2091
Class R6	NII	$0.3008
All Classes	STCG	$0.5739
All Classes	LTCG	$0.9835
Voya Target Retirement 2030 Fund
Class A	NII	$0.3061
Class I	NII	$0.3419
Class R	NII	$0.2812
Class R6	NII	$0.3462
All Classes	STCG	$0.5442
All Classes	LTCG	$1.0501
Voya Target Retirement 2035 Fund
Class A	NII	$0.3240
Class I	NII	$0.3635
Class R	NII	$0.3034
Class R6	NII	$0.3666
All Classes	STCG	$0.7110
All Classes	LTCG	$1.3490
Voya Target Retirement 2040 Fund
Class A	NII	$0.3453
Class I	NII	$0.3898
Class R	NII	$0.3338
Class R6	NII	$0.3928
All Classes	STCG	$0.9678
All Classes	LTCG	$1.2212
Fund Name	Type	Per Share Amount
Voya Target Retirement 2045 Fund
Class A	NII	$0.3617
Class I	NII	$0.4137
Class R	NII	$0.3127
Class R6	NII	$0.4139
All Classes	STCG	$1.1504
All Classes	LTCG	$1.7440
Voya Target Retirement 2050 Fund
Class A	NII	$0.3780
Class I	NII	$0.4240
Class R	NII	$0.3256
Class R6	NII	$0.4285
All Classes	STCG	$0.9737
All Classes	LTCG	$1.5919
Voya Target Retirement 2055 Fund
Class A	NII	$0.3639
Class I	NII	$0.4180
Class R	NII	$0.3476
Class R6	NII	$0.4257
All Classes	STCG	$1.0878
All Classes	LTCG	$1.8518
Voya Target Retirement 2060 Fund
Class A	NII	$0.3330
Class I	NII	$0.3934
Class R	NII	$0.3196
Class R6	NII	$0.3934
All Classes	STCG	$0.9448
All Classes	LTCG	$1.5627
Voya Target Retirement 2065 Fund
Class A	NII	$0.2996
Class I	NII	$0.3286
Class R	NII	$0.2839
Class R6	NII	$0.3303
All Classes	STCG	$1.5603
All Classes	LTCG	$0.3135

NII — Net investment income

STCG — Short-term capital gain

LTCG — Long-term capital gain

Of the ordinary distributions made during the year ended May 31, 2022, the following percentages qualify for the dividends received deduction (DRD) available to corporate shareholders:

Voya Target In-Retirement Fund	5.32%
Voya Target Retirement 2025 Fund	10.36%
Voya Target Retirement 2030 Fund	13.56%
Voya Target Retirement 2035 Fund	13.94%
Voya Target Retirement 2040 Fund	13.81%
Voya Target Retirement 2045 Fund	14.07%
Voya Target Retirement 2050 Fund	15.53%
Voya Target Retirement 2055 Fund	14.85%
Voya Target Retirement 2060 Fund	15.73%
Voya Target Retirement 2065 Fund	10.05%

For the year ended May 31, 2022, the following are percentages of ordinary distributions paid by the Funds that are designated as qualifying dividend income (QDI) subject to reduced income tax rates for individuals:

Voya Target In-Retirement Fund	8.84%
Voya Target Retirement 2025 Fund	17.72%
Voya Target Retirement 2030 Fund	23.28%
Voya Target Retirement 2035 Fund	23.60%
Voya Target Retirement 2040 Fund	22.86%
Voya Target Retirement 2045 Fund	23.79%
Voya Target Retirement 2050 Fund	26.03%
Voya Target Retirement 2055 Fund	25.00%
Voya Target Retirement 2060 Fund	26.29%
Voya Target Retirement 2065 Fund	16.99%

TAX INFORMATION (UNAUDITED) (CONTINUED)

The Funds designate the following amounts of long-term capital gain distributions as 20% rate long-term capital gain dividends under Internal Revenue Code Section 852(b)(3)(C):

Voya Target In-Retirement Fund	$1,071,447
Voya Target Retirement 2025 Fund	$3,850,982
Voya Target Retirement 2030 Fund	$4,446,085
Voya Target Retirement 2035 Fund	$5,687,799
Voya Target Retirement 2040 Fund	$3,830,395
Voya Target Retirement 2045 Fund	$4,945,390
Voya Target Retirement 2050 Fund	$3,703,990
Voya Target Retirement 2055 Fund	$3,150,573
Voya Target Retirement 2060 Fund	$1,864,111
Voya Target Retirement 2065 Fund	$141,512

The Funds designate the following amounts as Section 199A dividends:

Voya Target In-Retirement Fund	$1,169
Voya Target Retirement 2025 Fund	$3,536
Voya Target Retirement 2030 Fund	$2,683
Voya Target Retirement 2035 Fund	$3,203
Voya Target Retirement 2040 Fund	$2,602
Voya Target Retirement 2045 Fund	$2,774
Voya Target Retirement 2050 Fund	$2,132
Voya Target Retirement 2055 Fund	$1,665
Voya Target Retirement 2060 Fund	$1,125
Voya Target Retirement 2065 Fund	$386

The Regulated Investment Company Modernization Act of 2010 allows qualified fund-of-funds to elect to pass through the ability to take foreign tax credits (or deductions) to the extent that foreign taxes are passed through from underlying funds. A qualified fund-of-funds is a regulated investment company that has at least 50% of the value of its total assets invested in other regulated investment companies at the end of each quarter of the taxable year. Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid for the year ended May 31, 2022:

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*
Voya Target In-Retirement Fund	$9,937	$0.0023	6.15%
Voya Target Retirement 2025 Fund	$25,434	$0.0045	15.87%
Voya Target Retirement 2030 Fund	$32,955	$0.0050	18.15%
Voya Target Retirement 2035 Fund	$39,842	$0.0061	18.54%
Voya Target Retirement 2040 Fund	$33,854	$0.0069	17.83%
Voya Target Retirement 2045 Fund	$37,183	$0.0073	21.04%
Voya Target Retirement 2050 Fund	$29,047	$0.0079	20.10%
Voya Target Retirement 2055 Fund	$21,485	$0.0075	20.50%
Voya Target Retirement 2060 Fund	$13,951	$0.0078	20.89%
Voya Target Retirement 2065 Fund	$4,493	$0.0071	21.48%

*	None of the Funds listed above derived any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Shareholders are strongly advised to consult their own tax advisors regarding the appropriate treatment of foreign taxes paid.

Above figures may differ from those cited elsewhere in this report due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the federal tax status of the dividends and distributions they received in the calendar year.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The business and affairs of the Trust are managed under the direction of the Board. A Trustee, who is not an interested person of the Trust, as defined in the 1940 Act, is an independent trustee (“Independent Trustee”). The Trustees and Officers of the Trust are listed below. The Statement of Additional Information includes additional information about Trustees of the Trust and is available, without charge, upon request at (800) 992-0180.

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee

Independent Trustees:

Colleen D. Baldwin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Trustee Chairperson	July 2007–Present January 2020– Present	President, Glantuam Partners, LLC, a business consulting firm (January 2009–Present).	131	RSR Partners, Inc. (2016–Present).

John V. Boyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 69	Trustee	May 2007–Present	Retired. Formerly, President and Chief Executive Officer, Bechtler Arts Foundation, an arts and education foundation (January 2008–December 2019).	131	None.

Patricia W. Chadwick 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 73	Trustee	May 2007–Present	Consultant and President, Ravengate Partners LLC, a consulting firm that provides advice regarding financial markets and the global economy (January 2000– Present).	131	Wisconsin Energy Corporation (June 2006–Present); The Royce Funds (22 funds) (December 2009–Present); and AMICA Mutual Insurance Company (1992–Present).

Martin J. Gavin 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258 Age: 72	Trustee	August 2015–Present	Retired.	131	None.

Joseph E. Obermeyer 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Trustee	May 2013–Present	President, Obermeyer & Associates, Inc., a provider of financial and economic consulting services (November 1999–Present).	131	None.

Sheryl K. Pressler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 71	Trustee	May 2007–Present	Consultant (May 2001– Present).	131	Centerra Gold Inc. (May 2008–Present).

Christopher P. Sullivan 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 68	Trustee	October 2015–Present	Retired.	131	None.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years	Number of funds in Fund Complex Overseen by Trustee(2)	Other Board Positions Held by Trustee

Trustee who is an “interested person”:

Dina Santoro 230 Park Avenue New York, New York 10169 Age: 49	Trustee	July 2018–Present	President, Voya Investments, LLC and Voya Capital, LLC (March 2018–Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Chief Operating Officer, Voya Investment Management (January 2022–Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017–Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004–August 2017).	131	Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018–Present); Voya Investments Distributor, LLC (April 2018–Present).

(1)	Trustees serve until their successors are duly elected and qualified. The tenure of each Trustee who is not an “interested person” as defined in the 1940 Act, of each Fund (“Independent Trustee”) is subject to the Board’s retirement policy which states that each duly elected or appointed Independent Trustee shall retire from and cease to be a member of the Board of Trustees at the close of business on December 31 of the calendar year in which the Independent Trustee attains the age of 75. A majority vote of the Board’s other Independent Trustees may extend the retirement date of an Independent Trustee if the retirement would trigger a requirement to hold a meeting of shareholders of the Trust under applicable law, whether for the purposes of appointing a successor to the Independent Trustee or otherwise comply under applicable law, in which case the extension would apply until such time as the shareholder meeting can be held or is no longer required (as determined by a vote of a majority of the other Independent Trustees).

(2)	For the purposes of this table, “Fund Complex” means the Voya family of funds including the following investment companies: Voya Asia Pacific High Dividend Equity Income Fund; Voya Balanced Portfolio, Inc.; Voya Emerging Markets High Dividend Equity Fund; Voya Equity Trust; Voya Funds Trust; Voya Global Advantage and Premium Opportunity Fund; Voya Global Equity Dividend and Premium Opportunity Fund; Voya Government Money Market Portfolio; Voya Infrastructure, Industrials and Materials Fund; Voya Intermediate Bond Portfolio; Voya Investors Trust; Voya Mutual Funds; Voya Partners, Inc.; Voya Senior Income Fund; Voya Separate Portfolios Trust; Voya Strategic Allocation Portfolios, Inc.; Voya Variable Funds; Voya Variable Insurance Trust; Voya Variable Portfolios, Inc.; and Voya Variable Products Trust. The number of funds in the Fund Complex is as of June 30, 2022.

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Michael Bell One Orange Way Windsor, Connecticut 06095 Age: 53	Chief Executive Officer	March 2018–Present
Chief Executive Officer and Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018-Present); Senior Vice President, Voya Investments Distributor, LLC (March 2020–Present); Chief Financial Officer, Voya Investment Management (September 2014-Present). Formerly, Senior Vice President and Chief Financial Officer, Voya Investments Distributor, LLC (September 2019–March 2020); Senior Vice President and Treasurer, Voya Investments Distributor, LLC (November 2015–September 2019); Senior Vice President, Chief Financial Officer and Treasurer, Voya Investments, LLC (November 2015–March 2018).

Dina Santoro 230 Park Avenue New York, New York 10169 Age: 49	President	March 2018–Present
President and Director, Voya Investments, LLC and Voya Capital, LLC (March 2018-Present); Director, Voya Funds Services, LLC (March 2018-Present); Director and Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Chief Operating Officer, Voya Investment Management (January 2022–Present); Senior Managing Director, Head of Product and Marketing Strategy, Voya Investment Management (September 2017–Present). Formerly, Managing Director, Quantitative Management Associates, LLC (January 2004–August 2017).

Jonathan Nash 230 Park Avenue New York, New York 10169 Age: 54	Executive Vice President Chief Investment Risk Officer	March 2020–Present March 2020–Present
Executive Vice President and Chief Investment Risk Officer, Voya Investments, LLC (March 2020–Present) and Senior Vice President, Investment Risk Management, Voya Investment Management (March 2017–Present). Formerly, Vice President, Voya Investments, LLC (September 2018–March 2020); Consultant, DA Capital LLC (January 2016– March 2017).

James M. Fink 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 64	Executive Vice President	March 2018–Present
Managing Director, Voya Investments, LLC, Voya Capital, LLC, and Voya Funds Services, LLC (March 2018–Present); Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Chief Administrative Officer, Voya Investment Management (September 2017–Present). Formerly, Managing Director, Operations, Voya Investment Management (March 1999–September 2017).

Kristin M. Lynch 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Chief Compliance Officer	April 2022–Present
Chief Compliance Officer, Voya Family of Funds (April 2022–Present); Vice President, Voya Investment Management (March 2019– Present). Formerly, Assistant Vice President, Voya Investment Management (March 2014–March 2019).

Todd Modic 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Senior Vice President, Chief/Principal Financial Officer and Assistant Secretary	March 2007–Present	President, Voya Funds Services, LLC (March 2018–Present) and Senior Vice President, Voya Investments, LLC (April 2005–Present).

Kimberly A. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 58	Senior Vice President	March 2007–Present	Senior Vice President, Voya Investments, LLC (September 2003–Present).

Sara M. Donaldson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 62	Senior Vice President	June 2022–Present
Senior Vice President, Voya Investments, LLC (February 2022–Present); Senior Vice President, Head of Active Ownership, Voya Investment Management (September 2021–Present). Formerly, Vice President, Voya Investments, LLC (October 2015–February 2022); Vice President, Head of Proxy Voting, Voya Investment Management (October 2015–August 2021).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years

Andrew K. Schlueter 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Senior Vice President	June 2022–Present
Vice President, Voya Investments Distributor, LLC (April 2018–Present); Vice President, Voya Investments, LLC and Voya Funds Services, LLC (March 2018–Present); Senior Vice President, Head of Mutual Fund Operations, Voya Investment Management (March 2022–Present). Formerly, Vice President, Head of Mutual Fund Operations, Voya Investment Management (February 2018–February 2022); Vice President, Voya Investment Management (March 2014–February 2018).

Robert Terris 5780 Powers Ferry Road NW Atlanta, Georgia 30327 Age: 52	Senior Vice President	March 2007–Present
Senior Vice President, Voya Investments Distributor, LLC (April 2018–Present); Senior Vice President, Head of Investment Services, Voya Investments, LLC (April 2018–Present) and Voya Funds Services, LLC (March 2006– Present). Formerly, Senior Vice President, Head of Division Operations, Voya Investments, LLC (October 2015–April 2018).

Joanne F. Osberg 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 40	Vice President Secretary	June 2022–Present September 2020–Present
Vice President and Senior Counsel, Voya Investment Management–Mutual Fund Legal Department (September 2020–Present). Formerly, Vice President, Counsel, Voya Investment Management–Mutual Fund Legal Department (January 2013–September 2020).

Fred Bedoya 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 49	Vice President Treasurer	September 2012–Present	Vice President, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (July 2012–Present).

Maria M. Anderson 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 64	Vice President	March 2007–Present	Vice President, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (September 2004–Present).

Robyn L. Ichilov 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 54	Vice President	March 2007–Present	Vice President, Voya Funds Services, LLC (November 1995–Present) and Voya Investments, LLC (August 1997–Present).

Jason Kadavy 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Vice President	September 2012–Present	Vice President, Voya Investments, LLC (October 2015–Present) and Voya Funds Services, LLC (July 2007–Present).

Erica McKenna 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age:49	Vice President	June 2022–Present
Vice President, Head of Mutual Fund Compliance, and Chief Compliance Officer, Voya Investments, LLC (May 2022–Present). Formerly, Vice President, Fund Compliance Manager, Voya Investments, LLC (March 2021–May 2022); Assistant Vice President, Fund Compliance Manager, Voya Investments, LLC (December 2016–March 2021).

Craig Wheeler 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 53	Vice President	May 2013–Present	Vice President–Director of Tax, Voya Investments, LLC (October 2015–Present).

Nicholas C.D. Ward 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age:29	Assistant Vice President and Assistant Secretary	June 2022–Present	Counsel, Voya Investment Management–Mutual Fund Legal Department (November 2021 –Present). Formerly, Associate, Dechert LLP (October 2018–Present).

Gizachew Wubishet 7337 East Doubletree Ranch Rd. Suite 100 Scottsdale, Arizona 85258 Age: 46	Assistant Secretary	June 2022–Present	Assistant Vice President and Counsel, Voya Investment Management–Mutual Fund Legal Department (May 2019–Present). Formerly, Attorney, Ropes & Gray LLP (October 2011–April 2019).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

Name, Address and Age	Position(s) Held With the Trust	Term of Office and Length of Time Served(1)	Principal Occupation(s) — During the Past 5 Years
Monia Piacenti One Orange Way Windsor, Connecticut 06095 Age: 45	Anti-Money Laundering Officer	June 2018–Present
Anti-Money Laundering Officer, Voya Investments Distributor, LLC, Voya Investment Management and Voya Investment Management Trust Co. (June 2018–Present); Compliance Consultant, Voya Financial, Inc. (January 2019 –Present). Formerly, Senior Compliance Officer, Voya Investment Management (December 2009–December 2018).

(1)	The Officers hold office until the next annual meeting of the Board of Trustees and until their successors shall have been elected and qualified.

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
167983 (0522-072622)

Item 2. Code of Ethics.

As of the end of the period covered by this report, Registrant had adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the Registrant’s principal executive officer and principal financial officer. There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code during the period covered by this report. The code of ethics is filed herewith pursuant to Item 10(a)(1), Ex-99.CODE ETH.

Item 3. Audit Committee Financial Expert.

The Board of Trustees has determined that Colleen D. Baldwin, Martin J. Gavin, and Joseph E. Obermeyer are audit committee financial experts, as defined in Item 3 of Form N-CSR. Ms. Baldwin, Mr. Gavin, and Mr. Obermeyer are “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Below are the amount of fees that Ernst & Young LLP (“EY”), the Fund’s current Independent Registered Public Accounting Firm, billed to the Fund during the Fund’s fiscal year ended May 31, 2022 and May 31, 2021 and the amount of fees that the previous independent public accounting firm billed to the Fund during the Fund’s fiscal year ended May 31, 2021.

(a)	Audit Fees: The aggregate fees billed and paid for each of the last two fiscal years for professional services rendered by EY, the principal accountant for each respective audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years $180,000 for the year ended May 31, 2022 and $180,000 for the year ended May 31, 2021.

(b)	Audit-Related Fees: The aggregate fees billed and paid in each of the last two fiscal years for assurance and related services by EY that are reasonably related to the performance of each respective audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the year ended May 31, 2022 and $0 for the year ended May 31, 2021.

(c)	Tax Fees(1): The aggregate fees billed and paid in each of the last two fiscal years for professional services rendered by EY for tax compliance, tax advice, and tax planning were $30,000 for the year ended May 31, 2022 and $55,125 for the year ended May 31, 2021. Such services included review of excise distribution calculations (if applicable), preparation of the Funds’ federal, state, and excise tax returns, tax services related to mergers and routine consulting.

(d)	All Other Fees: The aggregate fees billed and paid in each of the last two fiscal years for products and services provided by EY, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the year ended May 31, 2022 and $0 for the year ended May 31, 2021.

(1) For the fiscal years ended May 31, 2021 the previous independent public accounting firm billed $11 for Tax Fees.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

Appendix A

AUDIT AND NON-AUDIT SERVICES
PRE-APPROVAL POLICY

I.	Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Directors or Trustees (the “Committee”) of the Voya funds (each a “Fund,” collectively, the “Funds”) set out on Exhibit A to this Audit and Non-Audit Services Pre-Approval Policy (“Policy”) is responsible for the oversight of the work of the Funds’ independent auditors. As part of its responsibilities, the Committee must pre-approve the audit and non-audit services performed by the auditors in order to assure that the provision of these services does not impair the auditors’ independence from the Funds. The Committee has adopted, and the Board has ratified, this Policy, which sets out the procedures and conditions under which the services of the independent auditors may be pre-approved.

Under Securities and Exchange Commission (“SEC”) rules promulgated in accordance with the Act, the Funds may establish two different approaches to pre-approving audit and non-audit services. The Committee may approve services without consideration of specific case-by-case services (“general pre-approval”) or it may pre-approve specific services (“specific pre-approval”). The Committee believes that the combination of these approaches contemplated in this Policy results in an effective and efficient method for pre-approving audit and non-audit services to be performed by the Funds’ independent auditors. Under this Policy, services that are not of a type that may receive general pre-approval require specific pre-approval by the Committee. Any proposed services that exceed pre-approved cost levels or budgeted amounts will also require the Committee’s specific pre-approval.

For both types of approval, the Committee considers whether the subject services are consistent with the SEC’s rules on auditor independence and that such services are compatible with maintaining the auditors independence. The Committee also considers whether a particular audit firm is in the best position to provide effective and efficient services to the Funds. Reasons that the auditors are in the best position include the auditors’ familiarity with the Funds’ business, personnel, culture, accounting systems, risk profile, and other factors, and whether the services will enhance the Funds’ ability to manage and control risk or improve audit quality. Such factors will be considered as a whole, with no one factor being determinative.

The appendices attached to this Policy describe the audit, audit-related, tax-related, and other services that have the Committee’s general pre-approval. For any service that has been approved through general pre-approval, the general pre-approval will remain in place for a period 12 months from the date of pre-approval, unless the Committee determines that a different period is appropriate. The Committee will annually review and pre-approve the services that may be provided by the independent auditors without specific pre-approval. The Committee will revise the list of services subject to general pre-approval as appropriate. This Policy does not serve as a delegation to Fund management of the Committee’s duty to pre-approve services performed by the Funds’ independent auditors.

II.	Audit Services

The annual audit services engagement terms and fees are subject to the Committee’s specific pre-approval. Audit services are those services that are normally provided by auditors in connection with statutory and regulatory filings or engagements or those that generally only independent auditors can reasonably provide. They include the Funds’ annual financial statement audit and procedures that the independent auditors must perform in order to form an opinion on the Funds’ financial statements (e.g., information systems and procedural reviews and testing). The Committee will monitor the audit services engagement and approve any changes in terms, conditions or fees deemed by the Committee to be necessary or appropriate.

The Committee may grant general pre-approval to other audit services, such as statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or issued in connection with securities offerings.

The Committee has pre-approved the audit services listed on Appendix A. The Committee must specifically approve all audit services not listed on Appendix A.

III.	Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or the review of the Funds’ financial statements or are traditionally performed by the independent auditors. The Committee believes that the provision of audit-related services will not impair the independent auditors’ independence, and therefore may grant pre-approval to audit-related services. Audit-related services include accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services;” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures relating to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Form N-CEN or Form N-CSR.

The Committee has pre-approved the audit-related services listed on Appendix B. The Committee must specifically approve all audit-related services not listed on Appendix B.

IV.	Tax Services

The Committee believes the independent auditors can provide tax services to the Funds, including tax compliance, tax planning, and tax advice, without compromising the auditors’ independence. Therefore, the Committee may grant general pre-approval with respect to tax services historically provided by the Funds’ independent auditors that do not, in the Committee’s view, impair auditor independence and that are consistent with the SEC’s rules on auditor independence.

The Committee will not grant pre-approval if the independent auditors initially recommends a transaction the sole business purpose of which is tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Committee may consult outside counsel to determine that tax planning and reporting positions are consistent with this Policy.

The Committee has pre-approved the tax-related services listed on Appendix C. The Committee must specifically approve all tax-related services not listed on Appendix C.

V.	Other Services

The Committee believes it may grant approval of non-audit services that are permissible services for independent auditors to a Fund. The Committee has determined to grant general pre-approval to other services that it believes are routine and recurring, do not impair auditor independence, and are consistent with SEC rules on auditor independence.

The Committee has pre-approved the non-audit services listed on Appendix D. The Committee must specifically approve all non-audit services not listed on Appendix D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix E. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these impermissible services and the applicability of exceptions to certain of the SEC’s prohibitions.

VI.	Pre-approval of Fee levels and Budgeted Amounts

The Committee will annually establish pre-approval fee levels or budgeted amounts for audit, audit-related, tax and non-audit services to be provided to the Funds by the independent auditors. Any proposed services exceeding these levels or amounts require the Committee’s specific pre-approval. The Committee considers fees for audit and non-audit services when deciding whether to pre-approve services. The Committee may determine, for a pre-approval period of 12 months, the appropriate ratio between the total amount of fees for the Fund’s audit, audit-related, and tax services (including fees for services provided to Fund affiliates that are subject to pre-approval), and the total amount of fees for certain permissible non-audit services for the Fund classified as other services (including any such services provided to Fund affiliates that are subject to pre-approval).

VII.	Procedures

Requests or applications for services to be provided by the independent auditors will be submitted to management. If management determines that the services do not fall within those services generally pre-approved by the Committee and set out in the appendices to these procedures, management will submit the services to the Committee or its delagee. Any such submission will include a detailed description of the services to be rendered. Notwithstanding this paragraph, the Committee will, on a quarterly basis, receive from the independent auditors a list of services provided for the previous calendar quarter on a cumulative basis by the auditors during the Pre-Approval Period.

VIII.	Delegation

The Committee may delegate pre-approval authority to one or more of the Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions, including any pre-approved services, to the Committee at its next scheduled meeting. The Committee will identify any member to whom pre-approval authority is delegated in writing. The member will retain such authority for a period of 12 months from the date of pre-approval unless the Committee determines that a different period is appropriate. The period of delegated authority may be terminated by the Committee or at the option of the member.

IX.	Additional Requirements

The Committee will take any measures the Committee deems necessary or appropriate to oversee the work of the independent auditors and to assure the auditors’ independence from the Funds. This may include reviewing a formal written statement from the independent auditors delineating all relationships between the auditors and the Funds, consistent with Independence Standards Board No. 1, and discussing with the auditors their methods and procedures for ensuring independence.

Last Approved: November 18, 2021

Appendix A
Pre-Approved Audit Services for the Pre-Approval Period January 1, 2022 through December 31, 2022

Service
	The Fund(s)	Fee Range
Statutory audits or financial audits (including tax services associated with audit services)	√	As presented to Audit Committee[1]
Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters.	√	Not to exceed $9,750 per filing
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies.	√	Not to exceed $8,000 during the Pre-Approval Period
Seed capital audit and related review and issuance of consent on the N-2 registration statement	√	Not to exceed $14,750 per audit
Audit of summary portfolio of investments	√	Not to exceed $750 per fund

[1]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix B
Pre-Approved Audit-Related Services for the Pre-Approval Period January 1, 2022 through December 31, 2022

Service
	The Fund(s)	Fund Affiliates	Fee Range
Services related to Fund mergers (Excludes tax services - See Appendix C for tax services associated with Fund mergers)	√	√	Not to exceed $10,000 per merger
Consultations by Fund management with respect to accounting or disclosure treatment of transactions or events and/or the actual or potential effect of final or proposed rules, standards or interpretations by the SEC, Financial Accounting Standards Board, or other regulatory or standard setting bodies. [Note: Under SEC rules some consultations may be “audit” services and others may be “audit-related” services.]	√		Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of the Funds’ semi-annual and quarterly financial statements	√		Not to exceed $2,700 per set of financial statements per fund
Reports to regulatory or government agencies related to the annual engagement	√		Up to $5,000 per occurrence during the Pre-Approval Period
Regulatory compliance assistance	√	√	Not to exceed $5,000 per quarter
Training courses		√	Not to exceed $5,000 per course

Appendix C
Pre-Approved Tax Services for the Pre-Approval Period January 1, 2022 through December 31, 2022

Service
	The Fund(s)	Fund Affiliates	Fee Range
Preparation of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions	√		As presented to Audit Committee[2]
Review of IRC Sections 851(b) and 817(h) diversification testing on a real-time basis	√		As presented to Audit Committee[2]
Tax assistance and advice regarding statutory, regulatory or administrative developments	√	√	Not to exceed $5,000 for the Funds or for the Funds’ investment adviser during the Pre-Approval Period

[2]	For new Funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing Funds, pro-rated in accordance with inception dates as provided in the auditors’ Proposal or any Engagement Letter covering the period at issue. Fees in the Engagement Letter will be controlling.

Appendix C, continued Pre-Approved Tax Services for the Pre-Approval Period January 1, 2022 through December 31, 2022

Service
	The Fund(s)	Fund Affiliates	Fee Range
Tax and technology training sessions		√	Not to exceed $5,000 per course during the Pre-Approval Period
Tax services associated with Fund mergers	√	√	Not to exceed $4,000 per fund per merger during the Pre-Approval Period
Ernst & Young LLP Passive Foreign Investment Company (“PFIC”) Analyzer		√	Not to exceed $95,000 during the Pre-Approval Period
Other tax-related assistance and consultation, including, without limitation, assistance in evaluating derivative financial instruments and international tax issues, qualification and distribution issues, year-end reporting for 1099’s, tax compliance services in foreign jurisdictions and similar routine tax consultations as requested.	√		Not to exceed $300,000 during the Pre-Approval Period

Appendix D
Pre-Approved Other Services for the Pre-Approval Period January 1, 2022 through December 31, 2022

Service
	The Fund(s)	Fund Affiliates	Fee Range
Agreed-upon procedures for Class B share 12b-1 programs		√	Not to exceed $60,000 during the Pre-Approval Period

Security counts performed pursuant to Rule 17f-2 of the 1940 Act (i.e., counts for Funds holding securities with affiliated sub-custodians)

Cost to be borne 50% by the Funds and 50% by Voya Investments, LLC.

	√	√	Not to exceed $5,700 per Fund during the Pre-Approval Period
Agreed upon procedures for 15 (c) FACT Books	√		Not to exceed $50,000 during the Pre-Approval Period

Appendix E

Prohibited Non-Audit Services

Dated:          January 1, 2022 to December 31, 2022

•	Bookkeeping or other services related to the accounting records or financial statements of the Funds

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser, or investment banking services

•	Legal services

•	Expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

EXHIBIT A

VOYA ASIA PACIFIC HIGH DIVIDEND EQUITY INCOME FUND

VOYA BALANCED PORTFOLIO, INC.

VOYA EMERGING MARKETS HIGH DIVIDEND EQUITY FUND

VOYA EQUITY TRUST

VOYA FUNDS TRUST

VOYA GLOBAL ADVANTAGE AND PREMIUM OPPORTUNITY FUND

VOYA GLOBAL EQUITY DIVIDEND AND PREMIUM OPPORTUNITY FUND

VOYA INFRASTRUCTURE, INDUSTRIALS, AND MATERIALS FUND

VOYA INTERMEDIATE BOND PORTFOLIO

VOYA INVESTORS TRUST

VOYA GOVERNMENT MONEY MARKET PORTFOLIO

VOYA MUTUAL FUNDS

VOYA PARTNERS, INC.

VOYA SENIOR INCOME FUND

VOYA SEPARATE PORTFOLIOS TRUST

VOYA STRATEGIC ALLOCATIONS PORTFOLIOS, INC.
VOYA VARIABLE FUNDS

VOYA VARIABLE INSURANCE TRUST

VOYA VARIABLE PORTFOLIOS INC,

VOYA VARIABLE PRODUCTS TRUST

(e)(2)	Percentage of services referred to in 4(b) – (4)(d) that were approved by the audit committee

100% of the services were approved by the audit committee.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of EY if greater than 50%

Not applicable.

(g)	Non-Audit Fees: The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed and paid to each Registrant by the independent registered public accounting firm for each Registrant’s fiscal years ended May 31, 2022 and May 31, 2021; and (ii) the aggregate non-audit fees billed and paid to the investment adviser, or any of its affiliates that provide ongoing services to the registrant, by the independent registered public accounting firm for the same time periods.

Registrant/Investment Adviser	2022	2021(1)
Voya Separate Portfolios Trust	$30,000	$55,125
Voya Investments, LLC (2)	$13,014,239	$11,454,323

(1) For the year ended May 31, 2021 the previous independent public accounting firm billed the Registrant $11 for Non-Audit Fees.

(2) Each Registrant’s investment adviser and any of its affiliates, which are subsidiaries of Voya Financial, Inc.

(h)	Principal Accountants Independence: The Registrant’s Audit committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining EY’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: August 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: August 4, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: August 4, 2022